                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number:                           811-6411

         Exact name of registrant as specified in charter:             Voyageur Investment Trust

         Address of principal executive offices:                       2005 Market Street
                                                                       Philadelphia, PA 19103

         Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

         Registrant's telephone number, including area code:           (800) 523-1918

         Date of fiscal year end:                                      August 31

         Date of reporting period:                                     February 29, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS

           The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund of the Registrant, information on which is included in the following shareholder report.



                                          DELAWARE
                                          INVESTMENTS(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME





Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE CALIFORNIA INSURED FUND











[LOGO] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

-----------------------------------------------------------------

FINANCIAL STATEMENTS:

   Statements of Net Assets                                     1

   Statements of Operations                                     3

   Statements of Changes in Net Assets                          4

   Financial Highlights                                         5

   Notes to Financial Statements                                8

-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                             Delaware Tax-Free California Insured Fund
   OF NET ASSETS (CONTINUED)           February 29, 2004 (Unaudited)


                                                        Principal      Market
                                                          Amount       Value
Municipal Bonds - 97.47%
  Airport Revenue Bonds - 2.51%
    Sacramento County Airport System
    Revenue Series A 5.00% 7/1/32 (FSA)                 $1,000,000   $1,047,160
                                                                     ----------
                                                                      1,047,160
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 2.50%
  California Health Facilities Financing
    (The Episcopal Home)
    5.30% 2/1/32 (RADIAN)                                1,000,000    1,041,980
                                                                     ----------
                                                                      1,041,980
                                                                     ----------
Dedicated Tax & Fees Revenue Bonds - 4.93%
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                    1,000,000    1,009,500
  San Francisco Bay Area Rapid Transit
    District Sales Tax Revenue
    5.125% 7/1/36 (AMBAC)                                1,000,000    1,049,820
                                                                     ----------
                                                                      2,059,320
                                                                     ----------
Higher Education Revenue Bonds - 14.31%
  California Educational Facilities Authority
    Revenue (California Institute of
    Technology) 5.00% 10/1/32                            1,000,000    1,046,750
  California Educational Facilities Authority
    Revenue (University of The Pacific)
    5.75% 11/1/30 (MBIA)                                 1,000,000    1,136,720
  California State Los Angeles University
    Auxiliary Services 5.125% 6/1/33 (MBIA)              1,600,000    1,680,960
  San Diego County Certificates of
    Participation (University of San Diego)
    5.375% 10/1/41                                       1,000,000    1,059,080
  University of California Revenues
    Series A 5.00% 5/15/33 (AMBAC)                       1,000,000    1,050,800
                                                                     ----------
                                                                      5,974,310
                                                                     ----------
Hospital Revenue Bonds - 3.59%
  Oakland Industrial Revenue
    (Harrison Foundation) Series B
    6.00% 1/1/29 (AMBAC)                                 1,300,000    1,500,798
                                                                     ----------
                                                                      1,500,798
                                                                     ----------
Miscellaneous Revenue Bonds - 7.69%
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                        1,000,000    1,022,460
  San Diego County Certificates of
    Participation 5.75% 7/1/31 (MBIA)                    1,000,000    1,143,320
  San Jose Financing Authority Lease
    Revenue (Civic Center Project)
    Series B 5.00% 6/1/32 (AMBAC)                        1,000,000    1,044,710
                                                                     ----------
                                                                      3,210,490
                                                                     ----------
Multifamily Housing Revenue Bonds - 12.12%
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue (Citrus Gardens
    Apartments Project)
    Series D1 5.375% 7/1/32                                800,000      827,864
  California Statewide Communities
    Development Authority
    Multifamily Housing Revenue
    (East Tabor Apartments)
    6.85% 8/20/36 (GNMA)(AMT)                            1,500,000    1,635,045

                                                        Principal      Market
                                                          Amount       Value
Municipal Bonds (continued)
Multifamily Housing Revenue Bonds (continued)
  Los Angeles Multifamily Housing Revenue
    (Park Plaza) 5.50% 1/20/43
    (GNMA)(AMT)                                         $1,430,000   $1,517,144
  Ventura County Area Housing Authority
    Multifamily Housing Revenue
    (Glen Oaks Apartments)
    Series A 6.35% 7/20/34 (GNMA)                        1,023,000    1,081,291
                                                                     ----------
                                                                      5,061,344
                                                                     ----------
Municipal Lease Revenue Bonds - 10.21%
  California State Public Works
    Board Lease Revenue
    5.00% 3/1/27 (AMBAC)                                 1,000,000    1,044,600
    5.00% 12/1/27 (AMBAC)                                1,000,000    1,051,710
  Franklin-McKinley School District
    Certificates of Participation
    (Financing Project) Series B
    5.00% 9/1/27 (AMBAC)                                 1,060,000    1,118,692
  San Juan Basin Authority
    (Ground Water Recovery Project)
    5.00% 12/1/34 (AMBAC)                                1,000,000    1,045,750
                                                                     ----------
                                                                      4,260,752
                                                                     ----------
Ports & Harbors Revenue Bonds - 2.64%
  Port of Oakland 5.75% 11/1/29
    (FGIC)(AMT)                                          1,000,000    1,102,710
                                                                     ----------
                                                                      1,102,710
                                                                     ----------
Public Power Revenue Bonds - 2.56%
  California State Department Water Reserve
    Power Supply Revenue Series A
    5.375% 5/1/21                                        1,000,000    1,067,840
                                                                     ----------
                                                                      1,067,840
                                                                     ----------
School District General Obligation Bonds - 11.38%
  Gilroy Unified School District
    (Malbor Generating State Project)
    5.00% 8/1/27 (FGIC)                                  1,000,000    1,056,540
  Lawndale Elementary School District
    5.00% 8/1/32 (FSA)                                   1,000,000    1,047,510
  Placer Unified High School District
    5.00% 8/1/25 (FSA)                                     500,000      530,260
  San Diego Unified School District
    5.00% 7/1/28 (FSA)                                   1,000,000    1,055,310
  Sequoia Unified High School District
    5.125% 7/1/31 (FSA)                                  1,000,000    1,063,270
                                                                     ----------
                                                                      4,752,890
                                                                     ----------
State General Obligation Bonds - 2.51%
  California State 5.50% 11/1/33                         1,000,000    1,046,120
                                                                     ----------
                                                                      1,046,120
                                                                     ----------
Tax Increment/Special Assessment Bonds - 10.47%
  La Quinta Redevelopment Agency Tax
    Allocation 5.10% 9/1/31 (AMBAC)                      1,000,000    1,057,190
  Poway Redevelopment Agency Certificates
    of Participation 5.75% 6/15/33 (MBIA)                1,400,000    1,604,932
  Riverside County Redevelopment Agency
    5.25% 10/1/35 (AMBAC)                                1,590,000    1,708,312
                                                                     ----------
                                                                      4,370,434
                                                                     ----------

Statements                             Delaware Tax-Free California Insured Fund
  OF NET ASSETS (CONTINUED)
                                                        Principal      Market
                                                          Amount       Value
Municipal Bonds (continued)
  Waste Disposal Revenue Bonds - 5.04%
    Salinas Valley Solid Waste Authority
    Revenue 5.25% 8/1/27 (AMBAC)(AMT)                  $ 2,000,000  $ 2,104,040
                                                                    -----------
                                                                      2,104,040
                                                                    -----------
Water & Sewer Revenue Bonds - 5.01%
  California State Department of Water
    Resources Water Systems Revenue
    (Central Valley Project) Series X
    5.00% 12/1/29 (FGIC)                                 1,000,000    1,049,470
  Los Angeles Department of Water &
    Power Waterworks Revenue
    Series A 5.00% 7/1/43 (FGIC)                         1,000,000    1,043,030
                                                                    -----------
                                                                      2,092,500
                                                                    -----------
Total Municipal Bonds (cost $37,910,891)                             40,692,688
                                                                    -----------

                                                           Number
                                                          of Shares
Short-Term Investments - 1.37%
  Federated California Municipal Trust                     573,453      573,453
                                                                    -----------
Total Short-Term Investments
  (cost $573,453)                                                       573,453
                                                                    -----------

Total Market Value of Securities - 98.84%
  (cost $38,484,344)                                                 41,266,141
Receivables and Other Assets
  Net of Liabilities - 1.16%                                            483,891
                                                                    -----------
Net Assets Applicable to 3,717,717
  Shares Outstanding - 100.00%                                      $41,750,032
                                                                    ===========

Net Asset Value - Delaware Tax-Free California Insured Fund
  Class A ($30,785,249 / 2,740,897 Shares)                               $11.23
                                                                         ------
Net Asset Value - Delaware Tax-Free California Insured Fund
  Class B ($7,590,044 / 675,585 Shares)                                  $11.23
                                                                         ------
Net Asset Value - Delaware Tax-Free California Insured Fund
  Class C ($3,374,739 / 301,235 Shares)                                  $11.20
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $38,925,156
Accumulated net realized gain on investments                             43,079
Net unrealized appreciation of investments                            2,781,797
                                                                    -----------
Total net assets                                                    $41,750,032
                                                                    ===========

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free California Insured Fund
Net asset value Class A (A)                                              $11.23
Sales charge (4.50% of offering price,
  or 4.72% of amount invested per share) (B)                               0.53
                                                                         ------
Offering price                                                           $11.76
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                       Delaware
                                                                  Tax-Free California
                                                                     Insured Fund
Investment Income:
  Interest                                                            $1,049,338
                                                                      ----------

Expenses:
  Management fees                                                        103,407
  Distribution expenses -- Class A                                        37,743
  Distribution expenses -- Class B                                        40,303
  Distribution expenses -- Class C                                        15,575
  Dividend disbursing and transfer agent fees and expenses                10,018
  Accounting and administration expenses                                   8,050
  Legal and professional fees                                              4,174
  Reports and statements to shareholders                                   3,800
  Registration fees                                                          640
  Custodian fees                                                           1,859
  Trustees' fees                                                           1,149
  Other                                                                    1,325
                                                                      ----------
                                                                         228,043
  Less expenses absorbed or waived                                            --
  Less expenses paid indirectly                                             (504)
                                                                      ----------
  Total expenses                                                         227,539
                                                                      ----------
Net Investment Income                                                    821,799
                                                                      ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                                158,806
  Net change in unrealized appreciation/depreciation of investments    2,068,125
                                                                      ----------
Net Realized and Unrealized Gain on Investments                        2,226,931
                                                                      ----------

Net Increase in Net Assets Resulting from Operations                  $3,048,730
                                                                      ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           Delaware Tax-Free
                                                                                        California Insured Fund

                                                                                         Six Months        Year
                                                                                           Ended           Ended
                                                                                          2/29/04         8/31/03
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                 $   821,799     $ 1,632,266
  Net realized gain on investments                                                          158,806         166,983
  Net change in unrealized appreciation/depreciation of investments                       2,068,125      (1,149,222)
                                                                                        -----------     -----------
  Net increase in net assets resulting from operations                                    3,048,730         650,027
                                                                                        -----------     -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                (630,166)     (1,249,365)
    Class B                                                                                (138,158)       (319,704)
    Class C                                                                                 (53,475)        (63,197)

  Net realized gain on investments:
    Class A                                                                                 (70,273)             --
    Class B                                                                                 (18,623)             --
    Class C                                                                                  (6,970)             --
                                                                                        -----------     -----------
                                                                                           (917,665)     (1,632,266)
                                                                                        -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                               2,216,158       4,039,278
    Class B                                                                                 283,389       1,648,826
    Class C                                                                                 244,228       2,003,403

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                 357,229         655,264
    Class B                                                                                  89,785         161,774
    Class C                                                                                  26,942          26,743
                                                                                        -----------     -----------
                                                                                          3,217,731       8,535,288
                                                                                        -----------     -----------
  Cost of shares repurchased:
    Class A                                                                              (2,163,449)     (3,785,642)
    Class B                                                                              (1,827,871)     (2,732,015)
    Class C                                                                                      --        (360,679)
                                                                                        -----------     -----------
                                                                                         (3,991,320)     (6,878,336)
                                                                                        -----------     -----------
Increase (decrease) in net assets derived from capital share transactions                  (773,589)      1,656,952
                                                                                        -----------     -----------
Net Increase (Decrease) in Net Assets                                                     1,357,476         674,713

Net Assets:
  Beginning of period                                                                    40,392,556      39,717,843
                                                                                        -----------     -----------
  End of period (including undistributed net investment income of $1,300,
    $1,300, $0 and $0, respectively)                                                    $41,750,032     $40,392,556
                                                                                        ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free California Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.670     $10.930      $11.130     $10.640      $10.430     $11.130

Income (loss) from investment operations:
Net investment income                                           0.228       0.463        0.470       0.496        0.500       0.497
Net realized and unrealized gain (loss) on investments          0.585      (0.260)      (0.027)      0.490        0.210      (0.700)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.813       0.203        0.443       0.986        0.710      (0.203)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.228)     (0.463)      (0.470)     (0.496)      (0.500)     (0.497)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.253)     (0.463)      (0.643)     (0.496)      (0.500)     (0.497)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.230     $10.670      $10.930     $11.130      $10.640     $10.430
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.69%       1.84%        4.23%       9.51%        7.10%      (1.97%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $30,785     $28,822      $28,630     $28,045      $23,877     $25,042
Ratio of expenses to average net assets                         0.90%       0.93%        0.92%       0.87%        1.00%       0.99%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.90%       0.93%        0.92%       0.87%        1.09%       1.10%
Ratio of net investment income to average net assets            4.17%       4.21%        4.36%       4.59%        4.87%       4.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.17%       4.21%        4.36%       4.59%        4.78%       4.40%
Portfolio turnover                                                30%         44%         111%        162%          91%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free California Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.670     $10.930      $11.130     $10.640      $10.430     $11.130

Income (loss) from investment operations:
Net investment income                                           0.187       0.381        0.389       0.415        0.423       0.414
Net realized and unrealized gain (loss) on investments          0.585      (0.260)      (0.027)      0.490        0.210      (0.700)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.772       0.121        0.362       0.905        0.633      (0.286)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.187)     (0.381)      (0.389)     (0.415)      (0.423)     (0.414)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.212)     (0.381)      (0.562)     (0.415)      (0.423)     (0.414)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.230     $10.670      $10.930     $11.130      $10.640     $10.430
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.29%       1.07%        3.44%       8.70%        6.30%      (2.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,590      $8,628       $9,714      $7,628       $6,440      $6,588
Ratio of expenses to average net assets                         1.65%       1.68%        1.67%       1.62%        1.75%       1.74%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.65%       1.68%        1.67%       1.62%        1.84%       1.85%
Ratio of net investment income to average net assets            3.42%       3.46%        3.61%       3.84%        4.12%       3.76%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.42%       3.46%        3.61%       3.84%        4.03%       3.65%
Portfolio turnover                                                30%         44%         111%        162%          91%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free California Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.640     $10.890      $11.090     $10.600      $10.390     $11.090

Income (loss) from investment operations:
Net investment income                                           0.187       0.380        0.392       0.417        0.423       0.414
Net realized and unrealized gain (loss) on investments          0.585      (0.250)      (0.027)      0.490        0.210      (0.700)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.772       0.130        0.365       0.907        0.633      (0.286)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.187)     (0.380)      (0.392)     (0.417)      (0.423)     (0.414)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.212)     (0.380)      (0.565)     (0.417)      (0.423)     (0.414)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.200     $10.640      $10.890     $11.090      $10.600     $10.390
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.31%       1.17%        3.45%       8.75%        6.32%      (2.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,375      $2,942       $1,374        $200         $439        $592
Ratio of expenses to average net assets                         1.65%       1.68%        1.67%       1.62%        1.75%       1.74%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.65%       1.68%        1.67%       1.62%        1.84%       1.85%
Ratio of net investment income to average net assets            3.42%       3.46%        3.61%       3.84%        4.12%       3.76%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.42%       3.46%        3.61%       3.84%        4.03%       3.65%
Portfolio turnover                                                30%         44%         111%        162%          91%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                                                Delaware
                                                           Tax-Free California
                                                              Insured Fund
                                                          ---------------------
Commission reimbursements                                         $495
Earnings credits                                                     9

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:
                                                                Delaware
                                                           Tax-Free California
                                                              Insured Fund
                                                          ---------------------
On the first $500 million 0.500%
On the next $500 million                                        0.475%
On the next $1.5 billion                                        0.450%
In excess of $2.5 billion                                       0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed specified percentages of average daily net assets of the Funds through October 31, 2004 and until revoked for the Delaware Tax-Free California Fund, as shown below.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
                                                                  Delaware
                                                             Tax-Free California
                                                                Insured Fund
                                                            --------------------
Operating expense limitation as a percentage
of average daily net assets (per annum)                          0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:
                                                                  Delaware
                                                             Tax-Free California
                                                                Insured Fund
                                                             -------------------
Investment management fees payable to DMC                          $6,583
Dividend disbursing, transfer agent fees,
accounting and other expenses
payable to DSC                                                      2,933
Other expenses payable to DMC and affiliates*                         889

* DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds.
For the six months ended February 29, 2004, the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and the Delaware Tax-Free Colorado Fund had costs of $1,715, $8,341, $2,078, $1,849, and $15,274, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:
                                                                  Delaware
                                                             Tax-Free California
                                                                Insured Fund
                                                            --------------------
                                                                   $2,126

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:
                                                                 Delaware
                                                            Tax-Free California
                                                               Insured Fund
                                                           ---------------------
Purchases other than U.S. government
  securities and short-term investments                        $6,036,170
Sales other than U.S. government securities
  and short-term investments                                    7,579,383

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                                 Delaware
                                                            Tax-Free California
                                                               Insured Fund
                                                           ---------------------
Cost of investments                                           $38,484,344
                                                              -----------
Aggregate unrealized appreciation                             $ 2,781,797
Aggregate unrealized depreciation                                      --
                                                              -----------
Net unrealized appreciation                                   $ 2,781,797
                                                              ===========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:
                                                        Delaware Tax-Free
                                                     California Insured Fund
                                                 -------------------------------
                                                 Six Months             Year
                                                   Ended                Ended
                                                  2/29/04*             8/31/03

Tax-exempt income                                $821,799            $1,632,266
Long-term capital gain                             95,866                    --
                                                 --------            ----------
Total                                            $917,665            $1,632,266
                                                 ========            ==========

* Tax information for the period ended February 29, 2004, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis was as follows:

                                                            Delaware
                                                       Tax-Free California
                                                          Insured Fund
                                                      ---------------------

Shares of beneficial interest                              $38,925,156
Undistributed tax-exempt income                                     --
Undistributed long-term capital gains                           62,940
Net realized capital gain (losses)
  on investments                                                    --
Capital loss carryforwards                                     (18,151)
Unrealized appreciation of investments                       2,780,087
                                                           -----------
Net assets                                                 $41,750,032
                                                           ===========
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
                                                              Delaware
                                                         Tax-Free California
                                                            Insured Fund
                                                        ---------------------
 2008                                                          $    --
 2009                                                               --
 2011                                                           18,151
                                                               -------
Total                                                          $18,151
                                                               =======

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:
                                                    Delaware Tax-Free
                                                California Insured Fund
                                             -----------------------------
                                             Six Months             Year
                                               Ended                Ended
                                              2/29/04              8/31/03
Shares sold:
  Class A                                     203,374              367,203
  Class B                                      25,956              150,611
  Class C                                      22,291              180,673

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                      32,514               59,858
  Class B                                       8,170               14,770
  Class C                                       2,458                2,450
                                             --------             --------
                                              294,763              775,565
                                             --------             --------
Shares repurchased:
  Class A                                    (196,608)            (345,875)
  Class B                                    (167,094)            (245,676)
  Class C                                          --              (32,732)
                                             --------             --------
                                             (363,702)            (624,283)
                                             --------             --------
Net increase (decrease)                       (68,939)             151,282
                                             ========             ========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A.
The respective amounts are included in Class B redemptions and Class A subscriptions in the table below and the Statements of Changes in Net Assets.

                                                                  Six Months Ended                        Year Ended
                                                                       2/29/04                             8/31/03
                                                           -------------------------------    ---------------------------------
                                                           Class B     Class A                 Class B      Class A
                                                           shares      shares      Amount      shares       shares     Amount

Delaware Tax-Free California Insured Fund                  57,983      57,983      633,153     141,516      141,543   1,570,564

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                          Contact Information

Walter P. Babich                               Jude T. Driscoll                             Investment Manager
Board Chairman                                 Chairman                                     Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds         Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                            International Affiliate
John H. Durham                                 Joseph H. Hastings                           Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                 London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds         National Distributor
Anthony D. Knerr                               Philadelphia, PA                             Delaware Distributors, L.P.
Managing Director                                                                           Philadelphia, PA
Anthony Knerr & Associates                     Richelle S. Maestro
New York, NY                                   Senior Vice President,                       Shareholder Servicing, Dividend
                                               Chief Legal Officer and Secretary            Disbursing and Transfer Agent
Ann R. Leven                                   Delaware Investments Family of Funds         Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer          Philadelphia, PA                             2005 Market Street
National Gallery of Art                                                                     Philadelphia, PA 19103-7094
Washington, DC                                 Michael P. Bishof
                                               Senior Vice President and Treasurer          For Shareholders
Thomas F. Madison                              Delaware Investments Family of Funds         800 523-1918
President and Chief Executive Officer          Philadelphia, PA
MLM Partners, Inc.                                                                          For Securities Dealers and Financial
Minneapolis, MN                                                                             Institutions Representatives Only
                                                                                            800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                       Web site
3M Corporation                                                                              www.delawareinvestments.com
St. Paul, MN

                                               --------------------------------------------------------------------------------
                                               A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at
                                               http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                               http://www.sec.gov.; and beginning no later than August 31, 2004, information
                                               (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
                                               (i) through the Funds' website at http://www.delawareinvestments.com; and (ii)
                                               on the Commission's website at http://www.sec.gov.
                                               --------------------------------------------------------------------------------




(8620)                                                                                                            Printed in the USA
SA-WEST [2/04] IVES 4/04                                                                                                       J9612

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                     DELAWARE TAX-FREE FLORIDA FUND
                     DELAWARE TAX-FREE FLORIDA INSURED FUND

[LOGO]
POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS
--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                        1

   Statements of Operations                                        5

   Statements of Changes in Net Assets                             6

   Financial Highlights                                            7

   Notes to Financial Statements                                  13
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                       Delaware Tax-Free Florida Fund
   OF NET ASSETS                                 February 29, 2004 (Unaudited)

                                                           Principal     Market
                                                            Amount       Value

Municipal Bonds - 96.89%
Airport Revenue Bonds - 5.10%
 Capital Trust Agency Florida Revenue
   (Orlando/Cargo Project)
   6.75% 1/1/32 (AMT)                                    $  395,000   $  380,120
 Miami-Dade County Florida Aviation
   Revenue Series A
   5.00% 10/1/33 (FSA)(AMT)                                 500,000      516,015
                                                                      ----------
                                                                         896,135
                                                                      ----------
Continuing Care/Retirement Revenue Bond - 1.56%
 Volusia County Health Facilities Authority
   (John Knox Village) Series A
   6.00% 6/1/17 (RADIAN)                                    250,000      274,473
                                                                      ----------
                                                                         274,473
                                                                      ----------
Corporate Backed Revenue Bonds - 0.90%
 Jacksonville Sewer & Solid Waste Disposal
   Facilities Authority (Anheuser Busch
   Project) 5.875% 2/1/36 (AMT)                             150,000      157,724
                                                                      ----------
                                                                         157,724
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 7.12%
 Dade County Special Obligation
   Series B 5.00% 10/1/35 (AMBAC)                           700,000      724,360
 Jacksonville, Florida Sales Tax Revenue
   5.00% 10/1/30 (MBIA)                                     500,000      527,460
                                                                      ----------
                                                                       1,251,820
                                                                      ----------
Hospital Revenue Bonds - 19.05%
 Escambia County Health Facilities
   Authority (Florida Health Care
   Facilities - VHA Program)
   5.95% 7/1/20 (AMBAC)                                     425,000      449,042
 Highlands County Health Facilities
   Authority (Adventist Health
   System/Sunbelt) Series A
   6.00% 11/15/31                                           500,000      539,924
 Hillsborough County Florida Industrial
   Development (Tampa General Hospital
   Project) Series B 5.25% 10/1/34                          500,000      509,525
 North Miami Health Facilities Authority
   (Catholic Health Services) LOC Suntrust
   Bank-Miami 6.00% 8/15/16                                 500,000      533,120
 Orange County, Florida Health Facilities
   Authority Revenue (Orlando Regional
   Healthcare) 5.75% 12/1/32                                250,000      263,058
 Palm Beach County Health Facilities
   Authority Revenue Refunding Hospital
   (Boca Raton Community Hospital)
   5.625% 12/1/31                                           500,000      519,570
 South Broward Hospital District Revenue
   (Memorial Healthcare System)
   5.625% 5/1/32                                            500,000      533,545
                                                                      ----------
                                                                       3,347,784
                                                                      ----------
Miscellaneous Revenue Bonds - 8.36%
 Florida Municipal Loan Council Revenue
   5.00% 12/1/23 (MBIA)                                     250,000      266,380
 Florida State Board of Education (Lottery
   Revenue) Series A 6.00% 7/1/14 (FGIC)                  1,000,000    1,203,520
                                                                      ----------
                                                                       1,469,900
                                                                      ----------

                                                           Principal     Market
                                                            Amount       Value
Municipal Bonds (continued)
Multi Family Housing Revenue Bonds - 10.54%
 Dade County Housing Finance Authority
   (Lincoln Fields Apartments Section 8)
   6.25% 7/1/24 (MBIA)                                   $  495,000   $  497,718
 Duval Housing Finance Authority
   (St. Augustine Apartments)
   6.00% 3/1/21                                             300,000      312,480
 Florida Housing Finance Agency
   (The Vineyards Project)
   Series H 6.40% 11/1/15                                   500,000      518,075
 Volusia County Multifamily Housing Finance
   Authority (San Marco Apartments)
   Series A 5.60% 1/1/44 (FSA)(AMT)                         500,000      524,119
                                                                      ----------
                                                                       1,852,392
                                                                      ----------
Ports & Harbors Revenue Bonds - 1.84%
 Jacksonville Florida Port Authority Seaport
   Revenue 5.70% 11/1/30 (MBIA)(AMT)                        295,000      323,447
                                                                      ----------
                                                                         323,447
                                                                      ----------
*Pre-Refunded Bonds - 19.73%
 Jacksonville Florida Port Authority Seaport
   Revenue 5.70% 11/1/30-10 (MBIA)(AMT)                     205,000      241,121
 Northern Palm Beach County Improvement
   District Special Assessment (Abacoa
   Water Control) 7.20% 8/1/16-06                           300,000      346,464
 Pinellas County Educational Facilities
   Authority (Clearwater Christian College)
   Private Placement 8.00% 2/1/11-06                        205,000      230,121
 Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                               1,000,000    1,202,260
   6.125% 10/1/18-09 (AMBAC)                              1,000,000    1,208,779
 Volusia County, Florida Industrial
   Development Authority Mortgage
   Revenue (Bishops Glen Retirement
   Health Facilities Project)
   7.50% 11/1/16-06                                         205,000      236,892
                                                                      ----------
                                                                       3,465,637
                                                                      ----------
Public Power Revenue Bonds - 5.98%
 Jacksonville, Florida Electric Authority
   Revenue Electric System Series 3-C
   5.50% 10/1/30                                          1,000,000    1,051,480
                                                                      ----------
                                                                       1,051,480
                                                                      ----------
Single Family Housing Revenue Bonds - 3.57%
 Florida Housing Finance Agency
   Homeowner Mortgage Series 1B
   6.00% 7/1/17                                             105,000      110,383
 Orange County Florida Housing Finance
   Authority Homeowner Revenue Series B
   5.25% 3/1/33 (AMT)                                       500,000      516,270
                                                                      ----------
                                                                         626,653
                                                                      ----------
Tax Increment/Special Assessment Bonds - 5.53%
 Julinton Creek Plantation Community
   Development District Special
   Assessment 5.00% 5/1/29 (MBIA)                           495,000      518,914
 Lake Bernadette Community Development
   District Special Assessment Series A
   8.00% 5/1/17                                             240,000      245,921

Statements                                       Delaware Tax-Free Florida Fund
   OF NET ASSETS (CONTINUED)

                                                           Principal    Market
                                                            Amount      Value
Municipal Bonds (continued)
Tax Increment/Special Assessment Bonds (continued)
 Tampa Palms Community Development
   District (Richmond Place Project)
   7.50% 5/1/18                                            $195,000  $   206,489
                                                                     -----------
                                                                         971,324
                                                                     -----------
Territorial Revenue Bonds - 2.68%
 Puerto Rico Commonwealth Highway &
   Transportation Authority Transportation
   Revenue Series B 6.00% 7/1/26                            150,000      159,917
 Puerto Rico Commonwealth Highway &
   Transportation Authority Transportation
   Revenue Series G 5.00% 7/1/42                            300,000      310,512
                                                                     -----------
                                                                         470,429
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 1.94%
 Dunes, Florida Community Development
   District Revenue -Intracoastal Waterway
   Bridge (ITT Industries Corporation)
   5.50% 10/1/07                                            175,000      179,043
 Florida State Mid-Bay Bridge Authority
   Series D 6.125% 10/1/22                                  160,000      161,800
                                                                     -----------
                                                                         340,843
                                                                     -----------
Water & Sewer Revenue Bond - 2.99%
 Village Center Community Development
   District Florida Utility Revenue
   5.00% 10/1/36 (MBIA)                                     500,000      526,030
                                                                     -----------
                                                                         526,030
                                                                     -----------
Total Municipal Bonds (cost $15,704,446)                              17,026,071
                                                                     -----------

Total Market Value of Securities - 96.89%
 (cost $15,704,446)                                                   17,026,071
Receivables and Other Assets
 Net of Liabilities - 3.11%                                              546,788
                                                                     -----------
Net Assets Applicable to 1,557,634
 Shares Outstanding - 100.00%                                        $17,572,859
                                                                     ===========

Net Asset Value - Delaware Tax-Free Florida Fund
 Class A ($10,509,136 / 932,194 Shares)                                   $11.27
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Fund
 Class B ($5,053,380 / 447,418 Shares)                                    $11.29
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Fund
 Class C ($2,010,343 / 178,022 Shares)                                    $11.29
                                                                          ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
 (unlimited authorization - no par)                                 $16,933,212
Distributions in excess of net investment income                           (181)
Accumulated net realized loss on investments                           (681,797)
Net unrealized appreciation of investments                            1,321,625
                                                                    -----------
Total net assets                                                    $17,572,859
                                                                    ===========

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free Florida Fund
Net asset value Class A (A)                                              $11.27
Sales charge (4.50% of offering price,
 or 4.70% of amount invested per share)(B)                                 0.53
                                                                         ------
Offering price                                                           $11.80
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                               Delaware Tax-Free Florida Insured Fund
   OF NET ASSETS (CONTINUED)             February 29, 2004 (Unaudited)

                                                          Principal     Market
                                                           Amount       Value

Municipal Bonds - 98.07%
Airport Revenue Bonds - 3.24%
 Lee County Florida Airport Revenue
   Series B 5.75% 10/1/33 (FSA)                          $3,000,000  $ 3,325,590
                                                                     -----------
                                                                       3,325,590
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 13.75%
 Florida Department of Transportation
   5.00% 7/1/31 (FGIC)                                    2,000,000    2,104,320
 Jacksonville Florida Excise Taxes Revenue
   Series B 5.00% 10/1/26 (AMBAC)                         1,500,000    1,576,365
+Palm Beach County Florida Criminal
   Justice Facilities Revenue Inverse
   Floater 9.97% 6/1/12 (FGIC)                            7,500,000   10,449,150
                                                                     -----------
                                                                      14,129,835
                                                                     -----------
Higher Education Revenue Bonds - 3.24%
 Broward County, Florida Educational
   Facilities Authority Revenue
   (Nova Southeastern University)
   5.25% 4/1/27 (RADIAN)                                  1,000,000    1,042,170
 Dade County Florida Educational Facilities
   Authority (University of Miami)
   Series A 5.75% 4/1/29 (AMBAC)                          2,000,000    2,284,120
                                                                     -----------
                                                                       3,326,290
                                                                     -----------
Hospital Revenue Bonds - 21.97%
 Escambia County Health Facilities
   Authority (Florida Health Care
   Facilities - VHA Program)
   5.95% 7/1/20 (AMBAC)                                   4,500,000    4,754,565
 Highlands County Health Facilities
   Authority (Adventist Health
   System/Sunbelt) Series A
   6.00% 11/15/31                                         1,000,000    1,079,850
 Hillsborough County Florida Industrial
   Development (Tampa General Hospital
   Project) Series B 5.25% 10/1/34                        1,500,000    1,528,575
 Indian River County Hospital District
   (Indian River Memorial Hospital)
   6.10% 10/1/18 (FSA)                                    3,000,000    3,387,060
 Lee Memorial Health Systems Series A
   5.00% 4/1/18 (FSA)                                     1,250,000    1,346,863
 Orange County, Florida Health Facilities
   Authority Revenue (Adventist Health
   System) 5.625% 11/15/32                                3,000,000    3,190,890
 Palm Beach County Health Facilities
   Authority Revenue Refunding Hospital
   (Boca Raton Community Hospital)
   5.625% 12/1/31                                         2,000,000    2,078,280
 South Broward Hospital District Revenue
   (Memorial Healthcare System)
   5.625% 5/1/32                                          2,500,000    2,667,725
 Tallahassee Health Facilities (Tallahassee
   Memorial Regional Medical Center)
   Series B 6.00% 12/1/15 (MBIA)                          2,500,000    2,534,725
                                                                     -----------
                                                                      22,568,533
                                                                     -----------
Multi Family Housing Revenue Bonds - 27.02%
 Florida Housing Finance Agency
   (Spinnaker Cove Apartments)
   Series G 6.50% 7/1/36 (AMBAC)(AMT)                       500,000      525,205

                                                          Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Multi Family Housing Revenue Bonds (continued)
 Florida Housing Finance Agency
   (Crossings Indian Run Apartments HUD)
   Series V 6.10% 12/1/26 (AMBAC)(AMT)                   $  750,000   $  786,908
 Florida Housing Finance Agency (Landings
   at Sea Forest Apartments) Series T
   5.85% 12/1/18 (AMBAC)(FHA)(AMT)                          430,000      452,738
   6.05% 12/1/36 (AMBAC)(FHA)(AMT)                          700,000      732,606
 Florida Housing Finance Agency
   (Leigh Meadows Apartments Section 8)
   Series N 6.20% 9/1/26 (AMBAC)(AMT)                     2,765,000    2,899,794
 Florida Housing Finance Agency
   (Leigh Meadows Apartments) Series N
   6.30% 9/1/36 (AMBAC)(AMT)                              2,000,000    2,098,340
 Florida Housing Finance Agency
   (Mariner Club Apartments) Series K-1
   6.25% 9/1/26 (AMBAC)(AMT)                              2,000,000    2,099,440
   6.375% 9/1/36 (AMBAC)(AMT)                             3,500,000    3,676,435
 Florida Housing Finance Agency
   (Riverfront Apartments Section 8)
   Series A 6.25% 4/1/37 (AMBAC)(AMT)                     1,000,000    1,057,560
 Florida Housing Finance Agency
   (Sterling Palms Apartments) Series D
   6.30% 12/1/16 (AMBAC)(AMT)                             1,000,000    1,054,070
   6.40% 12/1/26 (AMBAC)(AMT)                             1,500,000    1,573,635
   6.50% 6/1/36 (AMBAC)(AMT)                              6,540,000    6,863,075
 Florida Housing Finance Agency
   (Woodbridge Apartments) Series L
   6.25% 6/1/36 (AMBAC)(AMT)                              2,000,000    2,101,940
 Florida Housing Finance Agency
   (Woodbridge Apartments) Series L
   6.15% 12/1/26 (AMBAC)(AMT)                             1,750,000    1,837,990
                                                                     -----------
                                                                      27,759,736
                                                                     -----------
Municipal Lease Revenue Bonds - 4.20%
 Osceola County Florida School Board
   Series A 5.25% 6/1/27 (AMBAC)                          4,000,000    4,313,200
                                                                     -----------
                                                                       4,313,200
                                                                     -----------
*Pre-Refunded Bonds - 7.46%
 Miramar Wastewater Improvement
   Assessment 6.75% 10/1/25-04 (FGIC)                     2,425,000    2,532,549
 Port St. Lucie Florida Utility Revenue
   6.00% 9/1/24-04 (FGIC)                                 5,000,000    5,129,150
                                                                     -----------
                                                                       7,661,699
                                                                     -----------
Public Power Revenue Bonds - 2.04%
 Florida State Municipal Power Agency
   Revenue (Stanton II Project)
   5.00% 10/1/26 (AMBAC)                                  2,000,000    2,101,820
                                                                     -----------
                                                                       2,101,820
                                                                     -----------
Tax Increment/Special Assessment Bonds - 1.24%
 Osceola County Celebration Community
   Development District Assessment
   6.10% 5/1/16 (MBIA)                                      555,000      565,423
 Osceola County Enterprise Community
   Development District Special
   Assessment 6.10% 5/1/16 (MBIA)                           695,000      708,052
                                                                     -----------
                                                                       1,273,475
                                                                     -----------

Statements                               Delaware Tax-Free Florida Insured Fund
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                           Amount       Value


Municipal Bonds (continued)
Territorial General Obligation Bonds - 4.46%
 Puerto Rico Commonwealth Public
   Improvement Series A
   5.125% 7/1/30 (FSA)                                   $1,500,000 $  1,593,450
   5.50% 7/1/19 (MBIA)                                    2,500,000    2,988,975
                                                                    ------------
                                                                       4,582,425
                                                                    ------------
Territorial Revenue Bonds - 6.17%
 Puerto Rico Commonwealth Highway &
   Transportation Authority Transportation
   Revenue Series D 5.25% 7/1/38                          5,000,000    5,317,900
 Puerto Rico Public Buildings Authority
   Revenue 5.25% 7/1/25                                     930,000    1,024,311
                                                                    ------------
                                                                       6,342,211
                                                                    ------------
Water & Sewer Revenue Bond - 3.28%
 JEA, Florida Water and Sewer Systems
   Revenue Series A
   5.375% 10/1/30 (MBIA)                                  2,000,000    2,137,180
 Tampa Water and Sewer Revenue
   6.00% 10/1/16 (FSA)                                    1,000,000    1,236,110
                                                                    ------------
                                                                       3,373,290
                                                                    ------------
Total Municipal Bonds (cost $92,612,717)                             100,758,104
                                                                    ------------

Total Market Value of Securities - 98.07%
 (cost $92,612,717)                                                  100,758,104
Receivables and Other Assets
 Net of Liabilities - 1.93%                                            1,978,761
                                                                    ------------
Net Assets Applicable to 8,925,841
 Shares Outstanding - 100.00%                                       $102,736,865
                                                                    ============

Net Asset Value - Delaware Tax-Free Florida Insured Fund
 Class A ($95,792,262 / 8,322,778 Shares)                                 $11.51
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
 Class B ($5,936,668 / 515,536 Shares)                                    $11.52
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
 Class C ($1,007,935 / 87,527 Shares)                                     $11.52
                                                                          ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
 (unlimited authorization - no par)                                $ 95,749,056
Accumulated net realized loss on investments                         (1,157,578)
Net unrealized appreciation of investments                            8,145,387
                                                                   ------------
Total net assets                                                   $102,736,865
                                                                   ============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

+An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 29, 2004.

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free Florida Insured Fund
Net asset value Class A (A)                                              $11.51
Sales charge (4.50% of offering price,
 or 4.69% of amount invested per share)(B)                                 0.54
                                                                         ------
Offering price                                                           $12.05
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
   OF OPERATIONS

                                                                        Delaware        Delaware
                                                                        Tax-Free    Tax-Free Florida
                                                                      Florida Fund    Insured Fund

Investment Income:
 Interest                                                               $452,414      $2,846,398
                                                                        --------      ----------

Expenses:
  Management fees                                                         47,302         255,072
  Dividend disbursing and transfer agent fees and expenses                 3,235          44,477
  Distribution expenses -- Class A                                        12,585         119,209
  Distribution expenses -- Class B                                        26,109          29,149
  Distribution expenses -- Class C                                         9,490           4,528
  Legal and professional fees                                              2,682          10,077
  Accounting and administration expenses                                   2,575          13,117
  Registration fees                                                          230           1,450
  Reports and statements to shareholders                                     250           2,300
  Custodian fees                                                           1,157           5,205
  Trustees' fees                                                           1,205           3,110
  Other                                                                      632           6,052
                                                                        --------      ----------
                                                                         107,452         493,746
                                                                        --------      ----------
  Less expenses absorbed or waived                                       (15,365)         (6,609)
  Less expenses paid indirectly                                             (893)         (2,410)
                                                                        --------      ----------
  Total expenses                                                          91,194         484,727
                                                                        --------      ----------
Net Investment Income                                                    361,220       2,361,671
                                                                        --------      ----------

Net Realized and Unrealized Gain on Investments:
  Net realized gain on investments                                        46,749          85,561
  Net change in unrealized appreciation/depreciation of investments      508,623       3,515,575
                                                                        --------      ----------
Net Realized and Unrealized Gain on Investments                          555,372       3,601,136
                                                                        --------      ----------

Net Increase in Net Assets Resulting from Operations                    $916,592      $5,962,807
                                                                        ========      ==========

See accompanying notes

Statements
   OF CHANGES IN NET ASSETS

                                                                         Delaware Tax-Free              Delaware Tax-Free
                                                                            Florida Fund               Florida Insured Fund

                                                                       Six Months        Year        Six Months         Year
                                                                         Ended          Ended          Ended           Ended
                                                                        2/29/04        8/31/03        2/29/04         8/31/03
                                                                      (Unaudited)                   (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                              $   361,220    $   723,474    $  2,361,671    $  4,996,861
  Net realized gain on investments                                        46,749         76,778          85,561         614,284
  Net change in unrealized appreciation/depreciation of investments      508,623       (243,690)      3,515,575      (2,605,250)
                                                                     -----------    -----------    ------------    ------------
  Net increase in net assets resulting from operations                   916,592        556,562       5,962,807       3,005,895
                                                                     -----------    -----------    ------------    ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                             (227,359)      (466,803)     (2,229,568)     (4,753,688)
    Class B                                                              (98,196)      (210,191)       (114,348)       (218,299)
    Class C                                                              (35,665)       (46,480)        (17,755)        (24,874)
                                                                     -----------    -----------    ------------    ------------
                                                                        (361,220)      (723,474)     (2,361,671)     (4,996,861)
                                                                     -----------    -----------    ------------    ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                              518,833      1,111,543       1,621,357       5,639,680
    Class B                                                              162,702        928,820          31,386       1,740,052
    Class C                                                              354,957      1,165,280         205,010         431,204

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                               95,545        182,417         712,865       1,575,119
    Class B                                                               26,891         67,252          51,823          95,718
    Class C                                                               17,254         20,496          11,566          17,939
                                                                     -----------    -----------    ------------    ------------
                                                                       1,176,182      3,475,808       2,634,007       9,499,712
                                                                     -----------    -----------    ------------    ------------

  Cost of shares repurchased:
    Class A                                                             (124,674)    (1,976,552)     (5,854,762)    (15,180,505)
    Class B                                                             (617,198)      (739,284)       (153,241)     (1,146,474)
    Class C                                                             (252,141)       (64,239)        (86,854)       (141,785)
                                                                     -----------    -----------    ------------    ------------
                                                                        (994,013)    (2,780,075)     (6,094,857)    (16,468,764)
                                                                     -----------    -----------    ------------    ------------
Increase (decrease) in net assets derived from capital
 share transactions                                                      182,169        695,733      (3,460,850)     (6,969,052)
                                                                     -----------    -----------    ------------    ------------
Net Increase (Decrease) in Net Assets                                    737,541        528,821         140,286      (8,960,018)

Net Assets:
 Beginning of period                                                  16,835,318     16,306,497     102,596,579     111,556,597
                                                                     -----------    -----------    ------------    ------------
 End of period (including distributions in excess of
   net investment income of $181, $181, $-- and $--, respectively)   $17,572,859    $16,835,318    $102,736,865    $102,596,579
                                                                     ===========    ===========    ============    ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                                Delaware Tax-Free Florida Fund Class A
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(2)   8/31/03    8/31/02(1)    8/31/01      8/31/00    8/31/99
                                                            (Unaudited)

Net asset value, beginning of period                          $10.920     $11.030      $10.870     $10.420      $10.530     $11.230

Income (loss) from investment operations:
Net investment income                                           0.250       0.510        0.514       0.513        0.518       0.532
Net realized and unrealized gain (loss) on investments          0.350      (0.110)       0.160       0.450       (0.110)     (0.688)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.600       0.400        0.674       0.963        0.408      (0.156)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.250)     (0.510)      (0.514)     (0.513)      (0.518)     (0.532)
Net realized gain on investments                                   --          --           --          --           --      (0.012)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.250)     (0.510)      (0.514)     (0.513)      (0.518)     (0.544)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.270     $10.920      $11.030     $10.870      $10.420     $10.530
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.55%       3.67%        6.42%       9.48%        4.11%      (1.50%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $10,509      $9,694      $10,464     $10,747       $8,711     $11,406
Ratio of expenses to average net assets(4)                      0.75%       0.75%        0.75%       0.75%        0.75%       0.62%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.93%       0.98%        1.06%       0.97%        1.10%       1.16%
Ratio of net investment income to average net assets            4.51%       4.59%        4.78%       4.84%        5.11%       4.81%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.33%       4.36%        4.47%       4.62%        4.76%       4.27%
Portfolio turnover                                                14%         31%          57%         40%          64%         30%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.76%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                                Delaware Tax-Free Florida Fund Class B
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)

Net asset value, beginning of period                          $10.940     $11.040      $10.890     $10.430      $10.540     $11.240

Income (loss) from investment operations:
Net investment income                                           0.208       0.426        0.433       0.434        0.443       0.449
Net realized and unrealized gain (loss) on investments          0.350      (0.100)       0.150       0.460       (0.110)     (0.688)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.558       0.326        0.583       0.894        0.333      (0.239)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.208)     (0.426)      (0.433)     (0.434)      (0.443)     (0.449)
Net realized gain on investments                                   --          --           --          --           --      (0.012)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.208)     (0.426)      (0.433)     (0.434)      (0.443)     (0.461)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.290     $10.940      $11.040     $10.890      $10.430     $10.540
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.14%       2.98%        5.52%       8.76%        3.34%      (2.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5,053      $5,313       $5,110      $4,655       $4,045      $4,468
Ratio of expenses to average net assets(4)                      1.50%       1.50%        1.50%       1.50%        1.50%       1.37%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.73%        1.81%       1.72%        1.85%       1.91%
Ratio of net investment income to average net assets            3.76%       3.84%        4.03%       4.09%        4.36%       4.06%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.58%       3.61%        3.72%       3.87%        4.01%       3.52%
Portfolio turnover                                                14%         31%          57%         40%          64%         30%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.51%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                             Delaware Tax-Free Florida Fund Class C
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.930     $11.040      $10.880     $10.420      $10.530     $11.240

Income (loss) from investment operations:
Net investment income                                           0.208       0.426        0.433       0.434        0.446       0.449
Net realized and unrealized gain (loss) on investments          0.360      (0.110)       0.160       0.460       (0.110)     (0.698)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.568       0.316        0.593       0.894        0.336      (0.249)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.208)     (0.426)      (0.433)     (0.434)      (0.446)     (0.449)
Net realized gain on investments                                   --          --           --          --           --      (0.012)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.208)     (0.426)      (0.433)     (0.434)      (0.446)     (0.461)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.290     $10.930      $11.040     $10.880      $10.420     $10.530
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.24%       2.89%        5.63%       8.79%        3.38%      (2.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,010      $1,828         $732        $516         $433        $722
Ratio of expenses to average net assets(4)                      1.50%       1.50%        1.50%       1.50%        1.50%       1.37%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.73%        1.81%       1.72%        1.85%       1.91%
Ratio of net investment income to average net assets            3.76%       3.84%        4.03%       4.09%        4.36%       4.06%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.58%       3.61%        3.72%       3.87%        4.01%       3.52%
Portfolio turnover                                                14%         31%          57%         40%          64%         30%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.51%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                            Delaware Tax-Free Florida Insured Fund Class A
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)    8/31/01     8/31/00     8/31/99
                                                            (Unaudited)

Net asset value, beginning of period                          $11.110     $11.330      $11.230     $10.770      $10.750     $11.370

Income (loss) from investment operations:
Net investment income                                           0.264       0.523        0.532       0.527        0.525       0.537
Net realized and unrealized gain (loss) on investments          0.400      (0.220)       0.100       0.460        0.020      (0.620)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.664       0.303        0.632       0.987        0.545      (0.083)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.264)     (0.523)      (0.532)     (0.527)      (0.525)     (0.537)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.264)     (0.523)      (0.532)     (0.527)      (0.525)     (0.537)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.510     $11.110      $11.330     $11.230      $10.770     $10.750
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.03%       2.68%        5.83%       9.39%        5.29%      (0.83%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $95,792     $95,951     $105,773    $107,365     $110,708    $125,838
Ratio of expenses to average net assets                         0.90%       0.90%        0.90%       0.90%        0.91%       0.85%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.91%       0.94%        0.99%       0.97%        1.01%       0.85%
Ratio of net investment income to average net assets            4.67%       4.60%        4.80%       4.81%        4.98%       4.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.66%       4.56%        4.71%       4.74%        4.88%       4.77%
Portfolio turnover                                                 0%         26%          46%         12%          56%         25%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class B
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)   8/31/01      8/31/00    8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.120     $11.330      $11.230     $10.770      $10.750     $11.370

Income (loss) from investment operations:
Net investment income                                           0.221       0.437        0.445       0.443        0.448       0.452
Net realized and unrealized gain (loss) on investments          0.400      (0.210)       0.100       0.460        0.016      (0.620)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.621       0.227        0.545       0.903        0.464      (0.168)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.221)     (0.437)      (0.445)     (0.443)      (0.444)     (0.452)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.221)     (0.437)      (0.445)     (0.443)      (0.444)     (0.452)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.520     $11.120      $11.330     $11.230      $10.770     $10.750
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.63%       2.00%        5.01%       8.56%        4.50%      (1.58%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5,937      $5,800       $5,223      $5,014       $5,272      $4,799
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.66%       1.60%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.66%       1.69%        1.74%       1.72%        1.76%       1.60%
Ratio of net investment income to average net assets            3.92%       3.85%        4.05%       4.06%        4.23%       4.02%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.91%       3.81%        3.96%       3.99%        4.13%       4.02%
Portfolio turnover                                                 0%         26%          46%         12%          56%         25%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            ------------------------------------------------------------------------
                                                                           Delaware Tax-Free Florida Insured Fund Class C
                                                            ------------------------------------------------------------------------
                                                             Six Months                                                  1/8/99(2,3)
                                                               Ended                        Year Ended                        to
                                                             2/29/04(2)   8/31/03     8/31/02(1)   8/31/01      8/30/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.120     $11.330      $11.240     $10.780      $10.760     $11.370

Income (loss) from investment operations:
Net investment income                                           0.221       0.437        0.447       0.443        0.454       0.286
Net realized and unrealized gain (loss) on investments          0.400      (0.210)       0.090       0.460        0.010      (0.610)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.621       0.227        0.537       0.903        0.464      (0.324)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.221)     (0.437)      (0.447)     (0.443)      (0.444)     (0.286)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.221)     (0.437)      (0.447)     (0.443)      (0.444)     (0.286)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.520     $11.120      $11.330     $11.240      $10.780     $10.760
                                                              =======     =======      =======     =======      =======     =======

Total return(4)                                                 5.63%       2.00%        4.93%       8.45%        4.49%      (2.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,008        $846         $560         $53          $51        $107
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.66%       1.60%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.66%       1.69%        1.74%       1.72%        1.76%       1.60%
Ratio of net investment income to average net assets            3.92%       3.85%        4.05%       4.06%        4.23%       4.02%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.91%       3.81%        3.96%       3.99%        4.13%       4.02%
Portfolio turnover                                                 0%         26%          46%         12%          56%         25%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Shares of Delaware Investments Tax-Free Florida Insured Fund Class C were initially offered on September 29, 1997. On or about September 29, 1997, Class C sold shares, which were subsequently repurchased on December 18, 1997. There were no shares sold or outstanding from December 19, 1997 through January 7, 1999. Shareholder data for Class C for the period September 29, 1997 through December 18, 1997 are not disclosed because Management does not believe them to be meaningful.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                             February 29, 2004 (Unaudited)
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each "Fund" or, collectively, as the "Funds"). The Trust is an open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund is to seek as high a level of current income exempt from federal income tax and the Florida state intangibles tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and from New York state personal income tax, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended February 29, 2004 were as follows:

                                    Delaware Tax-Free     Delaware Tax-Free
                                      Florida Fund      Florida Insured Fund
                                    -----------------   --------------------
  Commission reimbursements              $206                 $1,225
  Earnings credits                        687                  1,185

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                    Delaware Tax-Free      Delaware Tax-Free
                                     Florida Fund         Florida Insured Fund
                                    -----------------     --------------------
  On the first $500 million             0.55%                   0.50%
  On the next $500 million              0.50%                  0.475%
  On the next $1.5 billion              0.45%                   0.45%
  In excess of $2.5 billion            0.425%                  0.425%

Notes
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 for the Delaware Tax-Free Florida and Delaware Tax-Free Florida Insured Funds and until revoked for the Delaware Tax-Free New York Fund, as shown below.

                                    Delaware Tax-Free       Delaware Tax-Free
                                       Florida Fund       Florida Insured Fund
                                    ------------------    --------------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)               0.50%                  0.65%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, the Funds had recievables from and liabilities payable to affiliates as follows:

                                                           Delaware Tax-Free     Delaware Tax-Free
                                                            Florida Fund       Florida Insured Fund
                                                           -----------------   --------------------
  Receivable from DMC under expense
    limitation agreement                                     $    --               $     --
  Investment Management fee payable to DMC                    (3,823)               (10,004)
  Dividend disbursing, transfer agent fees, accounting
    and other expenses payable to DSC                         (1,391)               (10,175)
  Other expenses payable to DMC and affiliates*                 (568)                (1,718)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, the Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and the Delaware Tax-Free New York Fund had costs of $823, $5,077 and $840, respectively.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

         Delaware Tax-Free                   Delaware Tax-Free
           Florida Fund                     Florida Insured Fund
         -----------------                  --------------------
              $1,187                              $6,304

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the period ended February 29, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                       Delaware Tax-Free               Delaware Tax-Free
                         Florida Fund                Florida Insured Fund
                       -----------------             --------------------
  Purchases               $1,267,283                     $       --
  Sales                    1,198,360                      4,053,960

At February 29, 2004, the cost of investment for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                          Delaware Tax-Free       Delaware Tax-Free
                                            Florida Fund        Florida Insured Fund
                                          -----------------     --------------------
  Cost of investments                       $15,704,446             $92,612,717
                                            -----------             -----------
  Aggregate unrealized appreciation         $ 1,324,447             $ 8,145,387
  Aggregate unrealized depreciation              (2,822)                     --
                                            -----------             -----------
  Net unrealized appreciation               $ 1,321,625             $ 8,145,387
                                            ===========             ===========

Notes
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                         Delaware Tax-Free             Delaware Tax-Free
                                            Florida Fund              Florida Insured Fund
                                      -----------------------      ---------------------------
                                       Six Months      Year         Six Months         Year
                                        Ended          Ended          Ended            Ended
                                       2/29/04        8/31/03       2/29/04           8/31/03
                                      -----------    --------      -----------     ------------
  Tax-exempt income                   $361,220       $723,474      $2,361,671       $4,996,861

*Tax information for the period ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end, the estimated components of net assets on a tax basis were as follows


As of February 29, 2004, the components of net assets on a tax basis were as follows:

                                                       Delaware Tax-Free       Delaware Tax-Free
                                                         Florida Fund         Florida Insured Fund
                                                       -----------------      --------------------
  Shares of beneficial interest                          $16,933,212             $ 95,749,056
  Undistributed long-term capital gain                        46,749                   85,561
  Distributions in excess of net investment income              (181)                      --
  Capital loss carryforwards                                (728,546)              (1,243,139)
  Unrealized appreciation of investments                   1,321,625                8,145,387
                                                         -----------             ------------
  Net assets                                             $17,572,859             $102,736,865
                                                         ===========             ============


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                  Delaware Tax-Free          Delaware Tax-Free
                                    Florida Fund           Florida Insured Fund
                                  -----------------        --------------------
  2004                              $     --                   $  735,445
  2008                                85,428                      507,694
  2009                               643,118                           --
                                    --------                   ----------
  Total                             $728,546                   $1,243,139
                                    ========                   ==========

5. Capital Shares
Transactions in capital shares were as follows:

                                                               Delaware Tax-Free      Delaware Tax-Free
                                                                 Florida Fund       Florida Insured Fund
                                                            ---------------------   ---------------------
                                                            Six Months    Year       Six Months   Year
                                                              Ended      Ended         Ended      Ended
                                                             2/29/04    8/31/03       2/29/04    8/31/03
  Shares sold:
    Class A                                                  46,678     100,615      143,070      498,628
    Class B                                                  14,624      83,873        2,778      152,690
    Class C                                                  31,804     104,884       18,034       37,398

  Shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                   8,586      16,498       62,821      138,879
    Class B                                                   2,414       6,071        4,564        8,436
    Class C                                                   1,548       1,847        1,018        1,582
                                                            -------     -------      -------   ----------
                                                            105,654     313,788      232,285      837,613
                                                            -------     -------      -------   ----------

  Shares repurchased:
    Class A                                                 (11,154)   (178,105)    (518,703)  (1,336,825)
    Class B                                                 (55,439)    (66,791)     (13,544)    (100,200)
    Class C                                                 (22,507)     (5,869)      (7,645)     (12,304)
                                                            -------     -------      -------   ----------
                                                            (89,100)   (250,765)    (539,892)  (1,449,329)
                                                            -------     -------      -------   ----------
  Net increase (decrease)                                    16,554      63,023     (307,607)    (611,716)
                                                            =======     =======      =======   ==========

Notes
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                     Six Months Ended                                    Year Ended
                                                         2/29/04                                           8/31/03
                                        -----------------------------------------    ---------------------------------------------
                                        Class B Shares   Class A shares    Amount    Class B Shares     Class A shares      Amount
  Delaware Tax-Free Florida Fund                   --            --      $     --             5,872              5,883    $ 65,055
  Delaware Tax-Free Florida Insured Fund       12,879        12,879       145,703            40,697             40,704     465,070

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                           Contact Information
Walter P. Babich                               Jude T. Driscoll                              Investment Manager
Board Chairman                                 Chairman                                      Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds          Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                             International Affiliate
John H. Durham                                 Joseph H. Hastings                            Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                  London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds          National Distributor
Anthony D. Knerr                               Philadelphia, PA                              Delaware Distributors, L.P.
Managing Director                                                                            Philadelphia, PA
Anthony Knerr & Associates                     Richelle S. Maestro
New York, NY                                   Senior Vice President,                        Shareholder Servicing, Dividend
                                               Chief Legal Officer and Secretary             Disbursing and Transfer Agent
Ann R. Leven                                   Delaware Investments Family of Funds          Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer          Philadelphia, PA                              2005 Market Street
National Gallery of Art                                                                      Philadelphia, PA 19103-7094
Washington, DC                                 Michael P. Bishof
                                               Senior Vice President and Treasurer           For Shareholders
Thomas F. Madison                              Delaware Investments Family of Funds          800 523-1918
President and Chief Executive Officer          Philadelphia, PA
MLM Partners, Inc.                                                                           For Securities Dealers and Financial
Minneapolis, MN                                                                              Institutions Representatives Only
                                                                                             800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                        Web site
3M Corporation                                                                               www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8621)                                                       Printed in the USA
SA-FLNY [2/04] IVES 4/04                                                  J9625

                                          DELAWARE
                                          INVESTMENTS(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME





Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE MISSOURI INSURED FUND
                  DELAWARE TAX-FREE OREGON INSURED FUND

[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

    Statements of Net Assets                                    1

    Statements of Operations                                    6

    Statements of Changes in Net Assets                         7

    Financial Highlights                                        8

    Notes to Financial Statements                              14
-----------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                               Delaware Tax-Free Missouri Insured Fund
  OF NET ASSETS                          February 29, 2004 (Unaudited)

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds - 99.62%
Airport Revenue Bonds - 3.31%
  St. Louis Airport
    (Capital Improvement Project)
    Series A 5.375% 7/1/21 (MBIA)                      $1,635,000   $ 1,803,438
                                                                    -----------
                                                                      1,803,438
                                                                    -----------
Corporate-Backed Revenue Bonds - 1.93%
  Missouri State Development Finance Board
    Solid Waste Disposal (Procter & Gamble
    Paper Products) 5.20% 3/15/29 (AMT)                   500,000       543,155
  Sugar Creek, Missouri Industrial
    Development Revenue (Lafarge North
    America) Series A 5.65% 6/1/37 (AMT)                  500,000       509,625
                                                                    -----------
                                                                      1,052,780
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 4.35%
  Bi-State Development Agency Missouri
    Illinois Metropolitan District
    (Metrolink Cross County Project)
    Series B 5.00% 10/1/32 (FSA)                        1,000,000     1,052,750
  Jackson County Special Obligation
    5.00% 12/1/27 (MBIA)                                1,250,000     1,315,188
                                                                    -----------
                                                                      2,367,938
                                                                    -----------
Escrowed to Maturity Bonds - 2.30%
  Cape Girardeau County Industrial
    Development Authority Health Care
    Facilities Revenue (Southeast Missouri
    Hospital) 5.25% 6/1/16 (MBIA)                         440,000       506,290
**Greene County Single Family Mortgage
    Revenue Municipal Multiplier
    (Private Mortgage Insurance)
    6.10% 3/1/16                                        1,225,000       743,563
                                                                    -----------
                                                                      1,249,853
                                                                    -----------
Higher Education Revenue Bonds - 3.88%
  Missouri State Health & Educational
    Facilities Authority Educational
    Facilities Revenue
    (Central Missouri State University Project)
    5.75% 10/1/25 (AMBAC)                               1,000,000     1,073,370
    (University of Health Sciences)
    5.00% 6/1/31 (MBIA)                                 1,000,000     1,037,830
                                                                    -----------
                                                                      2,111,200
                                                                    -----------
Hospital Revenue Bonds - 13.92%
  Cape Girardeau County Industrial
    Development Authority Health Care
    Facilities Revenue Unrefunded Balance
    (Southeast Missouri Hospital)
    5.25% 6/1/16 (MBIA)                                   560,000       635,723
    (St. Francis Medical Center)
    Series A 5.50% 6/1/32 (MBIA)                        2,000,000     2,080,000
  Hannibal Industrial Development Authority
    Health Facilities Revenue Refunding
    (Hannibal Regional Hospital) Series A
    5.625% 3/1/12 (FSA)                                 1,000,000     1,094,020
    5.75% 3/1/22 (FSA)                                  1,000,000     1,085,320
  Missouri State Health & Educational
    Facilities 5.70% 5/15/34                              500,000       523,005

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds (continued)
  Hospital Revenue Bonds (continued)
    Missouri State Health & Educational
    Facilities Authority Health Facilities
    Revenue Refunding (SSM Health Care)
    Series AA 6.40% 6/1/10 (MBIA)                      $  500,000    $  607,300
    (St. Luke's Health System)
    5.125% 11/15/19 (MBIA)                              1,000,000     1,022,450
    North Kansas City Missouri Hospital
    Revenue 5.00% 11/15/28 (FSA)                          500,000       527,000
                                                                    -----------
                                                                      7,574,818
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 4.34%
  Missouri State Environmental Improvement
    & Energy Resource Authority Pollution
    Control Revenue Refunding (St. Joseph
    Light & Power Company Project)
    5.85% 2/1/13 (AMBAC)                                2,200,000     2,362,910
                                                                    -----------
                                                                      2,362,910
                                                                    -----------
Miscellaneous Revenue Bonds - 2.02%
  Missouri State Environmental Improvement
    & Energy Resource Authority Water
    Pollution Control Revenue Unrefunded
    Balance (State Revolving Fund Project)
    Series A 6.05% 7/1/16 (FSA)                         1,060,000     1,099,008
                                                                    -----------
                                                                      1,099,008
                                                                    -----------
Multi Family Housing Revenue Bonds - 7.91%
  Missouri State Housing Development
    Commission Multifamily Housing-Hyder
    Series 3 5.60% 7/1/34 (AMT)                         1,435,000     1,509,706
  St. Louis County Industrial Development
    Authority Housing Development Revenue
    Refunding Sub (Southfield & Oak Forest
    Apartment-A) 5.20% 1/20/36 (GNMA)                   1,000,000     1,035,960
  St. Louis Missouri Industrial Development
    Authority (Roosevelt Towne Apts)
    4.65% 12/20/24 (GNMA) (AMT)                           750,000       751,785
    4.80% 12/20/29 (GNMA) (AMT)                         1,000,000     1,006,250
                                                                    -----------
                                                                      4,303,701
                                                                    -----------
Municipal Lease Revenue Bonds - 9.87%
  Kansas City Land Clearance Redevelopment
    Authority Lease Revenue (Muehlebach
    Hotel) Series A 5.90% 12/1/18 (FSA)                 1,000,000     1,099,420
  Kansas City Municipal Assistance
    Corporation Revenue Refunding
    Leasehold (Bartle Convention Center)
    Series A 5.60% 4/15/16 (MBIA)                         940,000       993,458
  St. Charles County Public Water Supply
    District #2 Certificate of Participation
    (Missouri Project) Series A
    5.25% 12/1/28 (MBIA)                                1,000,000     1,067,230
  St. Charles County Public Water Supply
    District #2 Certificates of Participation
    Series B 5.10% 12/1/25 (MBIA)                         500,000       526,995
**St. Louis Missouri Industrial Development
    Authority Leasehold Revenue
    (Convention Center Hotel)
    5.80% 7/15/20 (AMBAC)                               3,035,000     1,431,487
  St. Charles Missouri Certificates
    Participation 5.00% 5/1/24                            250,000       256,178
                                                                    -----------
                                                                      5,374,768
                                                                    -----------

Statements                               Delaware Tax-Free Missouri Insured Fund
  OF NET ASSETS (CONTINUED)
                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds (continued)
Political Subdivision General Obligation Bonds - 1.96%
  Taney County Reorganization School
    District R-V Hollister School District
    5.00% 3/1/22 (FSA)                                 $1,000,000   $ 1,067,620
                                                                    -----------
                                                                      1,067,620
                                                                    -----------
*Pre-Refunded Bonds - 22.67%
  Jackson County Industrial Development
    Authority Health Care Corporation
    Revenue (Carondelet Health
    St. Mary's Hospital) 5.75% 7/1/24-A)
    7/1/04-04 (MBIA)                                    1,750,000     1,813,822
  Kansas City Airport Revenue General
    Improvement Series B
    6.875% 9/1/14-04 (FSA)                              1,675,000     1,742,402
  Missouri State Environmental Improvement
    & Energy Resource Authority Water
    Pollution Control Revenue
    (State Revolving Fund)
    Series A 6.05% 7/1/16-04 (FSA)                      1,205,000     1,250,284
  St. Charles Missouri 5.75% 3/1/15-04 (FSA)            1,000,000     1,020,530
  St. Charles School District
    6.50% 2/1/14-06 (FGIC)                              1,250,000     1,375,813
  St. Louis Municipal Finance Corporation
    Leasehold Revenue Improvement
    (City Justice Center) Series A
    5.95% 2/15/16-06 (AMBAC)                            1,000,000     1,110,220
  St. Louis Municipal Finance Corporation
    Leasehold Revenue Refunding &
    Improvement 6.25% 2/15/12-05 (FGIC)                 1,850,000     1,942,925
  Troy Reorganization School District #3
    Lincoln County 6.10% 3/1/14-05 (MBIA)               1,235,000     1,296,305
  West Platte School District R-11
    5.85% 3/1/15-05 (MBIA)                                750,000       786,750
                                                                    -----------
                                                                     12,339,051
                                                                    -----------
Public Power Revenue Bonds - 2.24%
  Sikeston Electric Revenue Refunding
    6.00% 6/1/13 (MBIA)                                 1,000,000     1,219,060
                                                                    -----------
                                                                      1,219,060
                                                                    -----------
School District General Obligation Bonds - 4.54%
  Greene County Reorganization School
    District R8 (Direct Deposit Project)
    5.10% 3/1/22 (FSA)                                  1,500,000     1,606,515
**St. Charles County Francis Howell School
    District (Capital Appreciation Direct
    Deposit Project) Series A
    5.15% 3/1/17 (FGIC)                                 1,500,000       865,665
                                                                    -----------
                                                                      2,472,180
                                                                    -----------
Single Family Housing Revenue Bonds - 3.69%
  Missouri State Housing Development
    Commission Mortgage Revenue Series C
    7.45% 9/1/27 (GNMA/FNMA) (AMT)                        415,000       425,583
  Single Family Homeowner Loan A
    7.20% 9/1/26 (GNMA/FNMA) (AMT)                        355,000       359,686
  Single Family Homeowner Loan B
    7.55% 9/1/27 (GNMA/FNMA) (AMT)                        205,000       208,784
  Single Family Homeowner Loan C
    7.25% 9/1/26 (GNMA/FNMA) (AMT)                        400,000       405,440

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds (continued)
Single Family Housing Revenue Bonds (continued)
  Single Family Mortgage Series A
    5.20% 9/1/33 (GNMA/FNMA) (AMT)                     $  490,000   $   504,940
    7.20% 12/1/17 (GNMA) (AMT)                             30,000        30,838
    7.25% 12/1/20 (GNMA) (AMT)                             70,000        71,955
                                                                    -----------
                                                                      2,007,226
                                                                    -----------
Territorial Revenue Bonds - 6.48%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series A 4.75% 7/1/38 (MBIA)                1,000,000     1,045,020
  Puerto Rico Electric Power Authority Power
    Revenue Series N 5.125% 7/1/29                        400,000       420,592
 +Puerto Rico Electric Power Authority
    Power Revenue, Inverse Floater ROLs
    7.89% 7/1/19 (FSA)                                  1,925,000     2,063,427
                                                                    -----------
                                                                      3,529,039
                                                                    -----------
Water & Sewer Revenue Bonds - 4.21%
  Liberty Sewer System Revenue
    6.00% 2/1/08 (MBIA)                                   495,000       544,436
    6.15% 2/1/15 (MBIA)                                 1,500,000     1,749,375
                                                                    -----------
                                                                      2,293,811
                                                                    -----------
Total Municipal Bonds (cost $50,120,546)                             54,228,401
                                                                    -----------
                                                       Number of
                                                         Shares
Short Term Investments - 2.13%
  Dreyfus Tax-Exempt Cash
    Management Fund                                     1,160,242     1,160,242
                                                                    -----------
Total Short-Term Investments
  (cost $1,160,242)                                                   1,160,242
                                                                    -----------

Total Market Value of Securities - 101.75%
  (cost $51,280,788)                                                 55,388,643
Liabilities Net of Receivables and
  Other Assets - (1.75%)                                               (954,098)
                                                                    -----------
Net Assets Applicable to 4,986,879 Shares
  Outstanding - 100.00%                                             $54,434,545
                                                                    ===========

Net Asset Value - Delaware Tax-Free
  Missouri Insured Fund Class A
  ($46,808,440 / 4,288,195 Shares)                                       $10.92
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Missouri Insured Fund Class B
  ($6,222,361 / 570,259 Shares)                                          $10.91
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Missouri Insured Fund Class C
  ($1,403,744 / 128,425 Shares)                                          $10.93
                                                                         ------

Statements                               Delaware Tax-Free Missouri Insured Fund
  OF NET ASSETS (CONTINUED)

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $50,753,132
Accumulated net realized loss on investments                           (426,442)
Net unrealized appreciation of investments                            4,107,855
                                                                    -----------
Total net assets                                                    $54,434,545
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**Zero coupon bond. The interest rate shown is the yield at time of purchase.

 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company FNMA -- Insured by the Federal National Mortgage Association FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association MBIA -- Insured by the Municipal Bond Insurance Association ROLs -- Residual Options Long

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Missouri Fund
Net asset value Class A (A)                                              $10.92
Sales charge (4.50% of offering price, or 4.67%
  of amount invested per share) (B)                                        0.51
                                                                         ------
Offering price                                                           $11.43
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount, which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                                 Delaware Tax-Free Oregon Insured Fund
  OF NET ASSETS (CONTINUED)                February 29, 2004 (Unaudited)

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds - 98.05%
Airport Revenue Bonds - 3.48%
  Portland Oregon Airport Revenue
    (Portland International Airport)
    Series 11 5.625% 7/1/26 (FGIC) (AMT)               $1,500,000   $ 1,623,810
                                                                    -----------
                                                                      1,623,810
                                                                    -----------
Higher Education Revenue Bonds - 14.78%
**Oregon Health Sciences University Revenue
    (Capital Appreciation Insured)
    Series A 5.50% 7/1/21 (MBIA)                        2,000,000       905,700
  Oregon Health Sciences University Revenue
    Series A 5.00% 7/1/32 (MBIA)                        3,000,000     3,139,500
  Oregon State Facilities Authority Revenue
    (College Housing Northwest Project)
    Series A 5.45% 10/1/32                              1,700,000     1,751,765
  Oregon State Health, Housing, Educational
    & Cultural Facilities Refunding
    (Lewis & Clark College Project)
    Series A 6.125% 10/1/24 (MBIA)                      1,055,000     1,104,659
                                                                    -----------
                                                                      6,901,624
                                                                    -----------
Hospital Revenue Bonds - 6.22%
  Deschutes County Hospital Facilities
    Authority Hospital Revenue
    (Cascade Health Services) 5.60% 1/1/32              1,250,000     1,314,225
  Umatilla County Hospital Facility Authority
    Revenue (Catholic Health Initiatives)
    Series A 5.50% 3/1/32                               1,000,000     1,072,400
  Western Lane Hospital District Hospital
    Facility Authority Revenue Refunding
    (Sisters of St. Joseph Peace)
    5.875% 8/1/12 (MBIA)                                  500,000       519,460
                                                                    -----------
                                                                      2,906,085
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 1.35%
  Port Morrow, Oregon Pollution Control
    Revenue (Portland General)
    5.20% 5/1/33                                          600,000       632,334
                                                                    -----------
                                                                        632,334
                                                                    -----------
Miscellaneous Revenue Bonds - 3.15%
  Oregon State Department Administrative
    Services Lottery Revenue Refunding
    Series A 5.00% 4/1/18 (FSA)                           500,000       558,565
  Oregon State Department Administrative
    Services 5.00% 9/1/13 (FSA)                           800,000       914,312
                                                                    -----------
                                                                      1,472,877
                                                                    -----------
Multi Family Housing Revenue Bonds - 2.41%
  Oregon Health, Housing, Educational, &
    Cultural Facilities Authority
    (Pier Park Project) Series A
    6.05% 4/1/18 (GNMA) (AMT)                           1,095,000     1,124,762
                                                                    -----------
                                                                      1,124,762
                                                                    -----------
Municipal Lease Revenue Bonds - 2.44%
  Oregon State Department Administration
    Services Certificate of Participation
    Refunding Series C 5.25% 11/1/15 (MBIA)             1,000,000     1,138,180
                                                                    -----------
                                                                      1,138,180
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds (continued)
Political Subdivision General Obligation Bonds - 4.67%
  Deschutes County Administrative School
    District #1 Series A
    5.125% 6/15/21 (FSA)                               $1,000,000   $ 1,083,390
  Deschutes County Refunding
    5.00% 12/1/16 (FSA)                                   500,000       553,560
  Malheur County (Jail Buildings)
    6.30% 12/1/12 (MBIA)                                  500,000       542,790
                                                                    -----------
                                                                      2,179,740
                                                                    -----------
*Pre-Refunded Bonds - 24.87%
  Central Oregon Community College District
    Oregon 5.90% 6/1/09-04 (FGIC)                         750,000       759,735
  Chemeketa County Community College
    District 5.80% 6/1/12-06 (FGIC)                     1,500,000     1,650,674
  Eugene Electric Utility Revenue Series C
    5.80% 8/1/22-04 (MBIA)                              1,250,000     1,288,462
  Hermiston Oregon
    6.20% 8/1/24-04 (AMBAC)                               500,000       511,280
  Klamath Falls Water Revenue
    6.10% 6/1/14-04 (FSA)                                 500,000       511,735
  Lane County School District #019
    Springfield 6.30% 10/15/14-04 (MBIA)                  500,000       521,865
  Multnomah County School District #3
    Park Rose 5.50% 12/1/11-05 (FGIC)                     500,000       537,995
  Multnomah County School District #39
    Corbet 6.00% 12/1/13-04 (MBIA)                        500,000       519,180
  Oregon State Department Administrative
    Services Certificate of Participation
    Series A 5.80% 5/1/24-07 (AMBAC)                    1,000,000     1,139,510
  Portland Series A 5.75% 6/1/15-05 (MBIA)                500,000       529,340
  Portland Sewer System Revenue Series A
    6.25% 6/1/15-04 (FSA)                               1,000,000     1,023,860
  Salem Water & Sewer Revenue
    5.625% 6/1/16-06 (MBIA)                             1,000,000     1,096,560
  Tillamook County 6.25% 1/1/14-05 (FGIC)                 250,000       263,583
  Umatilla County School District #016R
    Pendelton 6.00% 7/1/14-04 (AMBAC)                     250,000       256,858
  Washington County Education Services
    District Certificate of Participation
    7.10% 6/1/25-05 (MBIA)                                700,000       753,067
  Washington County School District #088
    J Sherwood 6.10% 6/1/12-05 (FSA)                      235,000       249,819
                                                                    -----------
                                                                     11,613,523
                                                                    -----------
Public Utility District Revenue Bonds - 1.77%
  Emerald Peoples Utilities District Series A
    5.25% 11/1/22 (FSA)                                   750,000       824,895
                                                                    -----------
                                                                        824,895
                                                                    -----------
School District General Obligation Bonds - 16.65%
  Benton & Linn Counties School District #509J
    Corvallis 5.00% 6/1/21 (FSA)                        1,000,000     1,075,500
  Jackson County School District #6
    Central Point 5.25% 6/15/20 (FGIC)                  1,175,000     1,300,302
  Jefferson County School District #509J
    5.00% 6/15/22 (FGIC)                                  500,000       531,540
  Lane County School District #019
    Springfield Refunding
    6.00% 10/15/14 (FGIC)                                 500,000       618,950
  Lincoln County School District
    5.25% 6/15/12 (FGIC)                                  700,000       795,494

Statements                                 Delaware Tax-Free Oregon Insured Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
Municipal Bonds (continued)
School District General Obligation Bonds (continued)
++Linn County Community School
    District #9 Lebanon
    5.60% 6/15/30 (FGIC)                               $2,000,000    $2,229,420
  Salem-Keizer Oregon School District #24J
    Refunding 5.00% 6/15/19-00 (FSA)                      500,000       548,260
**Umatilla County School District #6 R
    Umatilla Refunding
    5.50% 12/15/22 (AMBAC)                                200,000        83,508
  Washington & Clackamas Counties
    School District #13 J Tigard
    4.875% 6/15/22 (MBIA)                                 500,000       522,880
  Washington County School District #088 J
    Sherwood 6.10% 6/1/12 (FSA)                            65,000        69,099
                                                                    -----------
                                                                      7,774,953
                                                                    -----------
Single Family Housing Revenue Bonds - 4.15%
  Oregon State Housing & Community
    Services Department Mortgage Revenue
    Single Family Mortgage Program Series R
    5.375% 7/1/32 (AMT)                                 1,865,000     1,939,376
                                                                    -----------
                                                                      1,939,376
                                                                    -----------
Tax Increment/Special Assessment Bonds - 2.34%
  North Unit Irrigation District
    5.75% 6/1/16 (MBIA)                                 1,000,000     1,091,510
                                                                    -----------
                                                                      1,091,510
                                                                    -----------
Territorial Revenue Bonds - 7.94%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue
    Series D 5.25% 7/1/38                                 500,000       531,790
    Series G 5.00% 7/1/42                                 500,000       517,520
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.125% 7/1/29                     1,000,000     1,051,480
 +Puerto Rico Electric Power Authority
    Power Revenue, Inverse Floater ROLs
    7.89% 7/1/19 (FSA)                                  1,500,000     1,607,865
                                                                    -----------
                                                                      3,708,655
                                                                    -----------
Water & Sewer Revenue Bonds - 1.83%
  Beaverton County Water Revenue
    6.125% 6/1/14 (FSA)                                   500,000       511,385
  Portland Sewer Systems Revenue
    (Second Lien) Series A
    5.00% 6/1/23 (FSA)                                    325,000       344,887
                                                                    -----------
                                                                        856,272
                                                                    -----------
Total Municipal Bonds (cost $42,594,087)                             45,788,596
                                                                    -----------
                                                       Number of
                                                         Shares
Short Term Investments - 3.00%
  Dreyfus Tax-Exempt Cash
    Management Fund                                     1,400,262     1,400,262
                                                                    -----------
Total Short Term Investments
  (cost $1,400,262)                                                   1,400,262
                                                                    -----------

Total Market Value of Securities - 101.05%
  (cost $43,994,349)                                               $ 47,188,858
Liabilities Net of Receivables and
  Other Assets - (1.05%)                                               (491,974)
                                                                    -----------
Net Assets Applicable to 4,359,606 Shares
  Outstanding - 100.00%                                             $46,696,884
                                                                    ===========

Net Asset Value - Delaware Tax-Free
  Oregon Insured Fund Class A
  ($32,222,682 / 3,009,440 Shares)                                       $10.71
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Oregon Insured Fund Class B
  ($8,369,610 / 781,298 Shares)                                          $10.71
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Oregon Insured Fund Class C
  ($6,104,592 / 568,868 Shares)                                          $10.73
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $43,927,470
Accumulated net realized loss on investments                           (425,095)
Net unrealized appreciation of investments                            3,194,509
                                                                    -----------
Total net assets                                                    $46,696,884
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**Zero coupon bond. The interest rate shown is the yield at the time of purchase.

 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

++Step coupon bond.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
MBIA -- Insured by the Municipal Bond Insurance Association
ROLs -- Residual Options Long

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Oregon Insured Fund
Net asset value Class A (A)                                              $10.71
Sales charge (4.50% of offering price, or 4.67% of
  amount invested per share) (B)                                           0.50
                                                                         ------
Offering price                                                           $11.21
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                        Delaware            Delaware
                                                                        Tax-Free            Tax-Free
                                                                    Missouri Insured     Oregon Insured
                                                                          Fund                Fund
Investment Income:
  Interest                                                              $1,395,758         $1,155,668
                                                                        ----------         ----------

Expenses:
  Management fees                                                          132,011            112,455
  Distribution expenses-- Class A                                           56,238             38,428
  Distribution expenses-- Class B                                           32,627             41,555
  Distribution expenses-- Class C                                            6,516             29,447
  Dividend disbursing and transfer agent fees and expenses                  19,840             13,400
  Accounting and administration expenses                                     9,800              8,700
  Legal and professional fees                                                1,907              2,460
  Registration fees                                                          1,130              1,500
  Reports and statements to shareholders                                     2,000              4,100
  Custodian fees                                                             1,223              1,705
  Trustees' fees                                                             1,280              1,300
  Other                                                                        623              1,386
                                                                        ----------         ----------
                                                                           265,195            256,436
  Less expenses absorbed or waived                                              --            (11,509)
  Less expenses paid indirectly                                               (657)              (545)
                                                                        ----------         ----------
  Total expenses                                                           264,538            244,382
                                                                        ----------         ----------
Net Investment Income                                                    1,131,220            911,286
                                                                        ----------         ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                                   (1,327)            10,663
  Net change in unrealized appreciation/depreciation of investments      1,349,856          1,382,897
                                                                        ----------         ----------
Net Realized and Unrealized Gain on Investments                          1,348,529          1,393,560
                                                                        ----------         ----------

Net Increase in Net Assets Resulting from Operations                    $2,479,749         $2,304,846
                                                                        ==========         ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                                 Delaware Tax-Free                     Delaware Tax-Free
                                                                Missouri Insured Fund                 Oregon Insured Fund

                                                             Six Months             Year          Six Months          Year
                                                                Ended               Ended            Ended            Ended
                                                               2/29/04             8/31/03          2/29/04          8/31/03
                                                             (Unaudited)                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                      $  1,131,220      $  2,256,905      $    911,286      $  1,669,580
  Net realized gain (loss) on investments                          (1,327)          281,149            10,663           214,112
  Net change in unrealized
    appreciation/depreciation of investments                    1,349,856        (1,135,869)        1,382,897          (924,292)
                                                             ------------      ------------      ------------      ------------
  Net increase in net assets resulting from operations          2,479,749         1,402,185         2,304,846           959,400
                                                             ------------      ------------      ------------      ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                      (987,764)       (1,906,317)         (659,885)       (1,192,516)
    Class B                                                      (119,001)         (295,924)         (147,159)         (318,633)
    Class C                                                       (23,689)          (46,691)         (104,042)         (154,374)
                                                             ------------      ------------      ------------      ------------
                                                               (1,130,454)       (2,248,932)         (911,086)       (1,665,523)
                                                             ------------      ------------      ------------      ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                     2,894,261         5,521,827         3,147,497         6,845,055
    Class B                                                       190,554           440,239           304,164         2,122,381
    Class C                                                       191,345           649,304           697,984         3,223,917

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                       487,791           934,595           384,523           697,048
    Class B                                                        79,431           176,563            84,065           174,625
    Class C                                                        21,245            39,136            67,674            89,992
                                                             ------------      ------------      ------------      ------------
                                                                3,864,627         7,761,664         4,685,907        13,153,018
                                                             ------------      ------------      ------------      ------------
  Cost of shares repurchased:
    Class A                                                    (1,741,579)       (4,318,513)       (1,671,199)       (2,735,631)
    Class B                                                    (1,627,943)       (2,372,010)       (1,029,343)       (1,896,972)
    Class C                                                       (98,505)         (650,350)         (237,561)       (1,082,332)
                                                             ------------      ------------      ------------      ------------
                                                               (3,468,027)       (7,340,873)       (2,938,103)       (5,714,935)
                                                             ------------      ------------      ------------      ------------
Increase (decrease) in net assets derived from
  capital share transactions                                      396,600           420,791         1,747,804         7,438,083
                                                             ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets                           1,745,895          (425,956)        3,141,564         6,731,960

Net Assets:
  Beginning of period                                          52,688,650        53,114,606        43,555,320        36,823,360
                                                             ------------      ------------      ------------      ------------
  End of period(1)                                           $ 54,434,545      $ 52,688,650      $ 46,696,884      $ 43,555,320
                                                             ============      ============      ============      ============

  (1)Including distributions in excess of
    net investment income                                    $         --      $         --      $         --      $         --
                                                             ============      ============      ============      ============

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Missouri Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.640     $10.810      $10.740     $10.340      $10.340     $10.870

Income (loss) from investment operations:
Net investment income                                           0.237       0.469        0.489       0.497        0.494       0.498
Net realized and unrealized gain (loss) on investments          0.280      (0.172)       0.068       0.400           --      (0.530)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.517       0.297        0.557       0.897        0.494      (0.032)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.237)     (0.467)      (0.487)     (0.497)      (0.494)     (0.498)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.237)     (0.467)      (0.487)     (0.497)      (0.494)     (0.498)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.920     $10.640      $10.810     $10.740      $10.340     $10.340
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.89%       2.75%        5.38%       8.89%        4.99%      (0.38%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $46,809     $44,026      $42,610     $40,349      $38,314     $42,337
Ratio of expenses to average net assets                         0.89%       0.98%        0.97%       0.95%        1.03%       0.97%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.89%       0.98%        0.97%       0.95%        1.03%       1.02%
Ratio of net investment income to average net assets            4.39%       4.31%        4.61%       4.74%        4.88%       4.62%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.39%       4.31%        4.61%       4.74%        4.88%       4.57%
Portfolio turnover                                                12%         31%          23%         14%           1%          7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Missouri Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.640     $10.810      $10.730     $10.340      $10.340     $10.870

Income (loss) from investment operations:
Net investment income                                           0.197       0.387        0.410       0.418        0.418       0.416
Net realized and unrealized gain (loss) on investments          0.270      (0.172)       0.078       0.390           --      (0.530)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.467       0.215        0.488       0.808        0.418      (0.114)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.197)     (0.385)      (0.408)     (0.418)      (0.418)     (0.416)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.197)     (0.385)      (0.408)     (0.418)      (0.418)     (0.416)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.910     $10.640      $10.810     $10.730      $10.340     $10.340
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.42%       1.99%        4.70%       7.98%        4.21%      (1.13%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,222      $7,406       $9,264      $9,693      $10,053     $10,572
Ratio of expenses to average net assets                         1.64%       1.73%        1.72%       1.70%        1.78%       1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.73%        1.72%       1.70%        1.78%       1.77%
Ratio of net investment income to average net assets            3.64%       3.56%        3.86%       3.99%        4.13%       3.87%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.64%       3.56%        3.86%       3.99%        4.13%       3.82%
Portfolio turnover                                                12%         31%          23%         14%           1%          7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Missouri Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.660     $10.820      $10.740     $10.350      $10.350     $10.880

Income (loss) from investment operations:
Net investment income                                           0.196       0.387        0.410       0.418        0.418       0.419
Net realized and unrealized gain (loss) on investments          0.270      (0.162)       0.078       0.390           --      (0.530)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.466       0.225        0.488       0.808        0.418      (0.111)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.196)     (0.385)      (0.408)     (0.418)      (0.418)     (0.419)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.196)     (0.385)      (0.408)     (0.418)      (0.418)     (0.419)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.930     $10.660      $10.820     $10.740      $10.350     $10.350
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.40%       2.08%        4.68%       7.97%        4.20%      (1.12%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,404      $1,257       $1,241        $626         $343        $231
Ratio of expenses to average net assets                         1.64%       1.73%        1.72%       1.70%        1.78%       1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.73%        1.72%       1.70%        1.78%       1.77%
Ratio of net investment income to average net assets            3.64%       3.56%        3.86%       3.99%        4.13%       3.87%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.64%       3.56%        3.86%       3.99%        4.13%       3.82%
Portfolio turnover                                                12%         31%          23%         14%           1%          7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Oregon Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.380     $10.530      $10.450      $9.910       $9.810     $10.430

Income (loss) from investment operations:
Net investment income                                           0.226       0.461        0.467       0.465        0.467       0.458
Net realized and unrealized gain (loss) on investments          0.330      (0.151)       0.079       0.540        0.100      (0.620)
                                                              -------     -------      -------     -------       ------      ------
Total from investment operations                                0.556       0.310        0.546       1.005        0.567      (0.162)
                                                              -------     -------      -------     -------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.226)     (0.460)      (0.466)     (0.465)      (0.467)     (0.458)
                                                              -------     -------      -------     -------       ------      ------
Total dividends and distributions                              (0.226)     (0.460)      (0.466)     (0.465)      (0.467)     (0.458)
                                                              -------     -------      -------     -------       ------      ------

Net asset value, end of period                                $10.710     $10.380      $10.530     $10.450       $9.910      $9.810
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.40%       2.97%        5.41%      10.39%        6.04%      (1.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $32,223     $29,410      $25,082     $22,973      $22,712     $27,518
Ratio of expenses to average net assets                         0.85%       0.84%        0.85%       0.85%        0.85%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.90%       0.96%        1.00%       0.99%        1.01%       1.02%
Ratio of net investment income to average net assets            4.29%       4.35%        4.52%       4.59%        4.85%       4.44%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.24%       4.23%        4.37%       4.45%        4.69%       4.22%
Portfolio turnover                                                 2%         16%          20%         28%           0%         10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
highlights (continued)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Oregon Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.390     $10.540      $10.450      $9.910       $9.810     $10.430

Income (loss) from investment operations:
Net investment income                                           0.186       0.382        0.390       0.389        0.394       0.381
Net realized and unrealized gain (loss) on investments          0.320      (0.151)       0.089       0.540        0.100      (0.620)
                                                              -------     -------      -------     -------       ------      ------
Total from investment operations                                0.506       0.231        0.479       0.929        0.494      (0.239)
                                                              -------     -------      -------     -------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.186)     (0.381)      (0.389)     (0.389)      (0.394)     (0.381)
                                                              -------     -------      -------     -------       ------      ------
Total dividends and distributions                              (0.186)     (0.381)      (0.389)     (0.389)      (0.394)     (0.381)
                                                              -------     -------      -------     -------       ------      ------

Net asset value, end of period                                $10.710     $10.390      $10.540     $10.450       $9.910      $9.810
                                                              =======     =======      =======     =======       ======      ======

Total return(3)                                                 4.91%       2.20%        4.73%       9.57%        5.24%      (2.41%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $8,370      $8,750       $8,489      $7,928       $7,484      $7,999
Ratio of expenses to average net assets                         1.60%       1.59%        1.60%       1.60%        1.60%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.65%       1.71%        1.75%       1.74%        1.76%       1.77%
Ratio of net investment income to average net assets            3.54%       3.60%        3.77%       3.84%        4.10%       3.69%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.49%       3.48%        3.62%       3.70%        3.94%       3.47%
Portfolio turnover                                                 2%         16%          20%         28%           0%         10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Oregon Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(2)  8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $10.400     $10.550      $10.470      $9.920       $9.820     $10.440

Income (loss) from investment operations:
Net investment income                                           0.186       0.381        0.389       0.388        0.394       0.380
Net realized and unrealized gain (loss) on investments          0.330      (0.151)       0.079       0.550        0.100      (0.620)
                                                              -------     -------      -------     -------       ------      ------
Total from investment operations                                0.516       0.230        0.468       0.938        0.494      (0.240)
                                                              -------     -------      -------     -------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.186)     (0.380)      (0.388)     (0.388)      (0.394)     (0.380)
                                                              -------     -------      -------     -------       ------      ------
Total dividends and distributions                              (0.186)     (0.380)      (0.388)     (0.388)      (0.394)     (0.380)
                                                              -------     -------      -------     -------       ------      ------

Net asset value, end of period                                $10.730     $10.400      $10.550     $10.470       $9.920      $9.820
                                                              =======     =======      =======     =======       ======      ======

Total return(3)                                                 5.00%       2.19%        4.62%       9.66%        5.24%      (2.41%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,104      $5,395       $3,253      $1,820       $1,609      $1,603
Ratio of expenses to average net assets                         1.60%       1.59%        1.60%       1.60%        1.60%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.65%       1.71%        1.75%       1.74%        1.76%       1.77%
Ratio of net investment income to average net assets            3.54%       3.60%        3.77%       3.84%        4.10%       3.69%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.49%       3.48%        3.62%       3.70%        3.94%       3.47%
Portfolio turnover                                                 2%         16%          20%         28%           0%         10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (the "Fund" or collectively as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                 Delaware Tax-Free          Delaware Tax-Free
                               Missouri Insured Fund       Oregon Insured Fund
                               ---------------------       -------------------
Commission reimbursements             $634                        $540
Earnings credits                        23                           5

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                 Delaware Tax-Free          Delaware Tax-Free
                               Missouri Insured Fund       Oregon Insured Fund
                               ---------------------       -------------------
On the first $500 million              0.50%                       0.50%
On the next $500 million               0.475%                      0.475%
On the next $1.5 billion               0.45%                       0.45%
In excess of $2.5 billion              0.425%                      0.425%

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004, as shown below.

                                                     Delaware Tax-Free          Delaware Tax-Free
                                                   Missouri Insured Fund       Oregon Insured Fund
                                                   ---------------------       -------------------
The operating expense limitation as a percentage
  of average daily net assets (per annum)                    N/A                       0.60%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:

                                                     Delaware Tax-Free          Delaware Tax-Free
                                                   Missouri Insured Fund       Oregon Insured Fund
                                                   ---------------------       -------------------
Investment management fee payable to DMC                    $6,255                  $13,274
Dividend disbursing, transfer agent fees, accounting
  and other expenses payable to DSC                          5,127                    3,860
Other expenses payable to DMC and affiliates*                1,046                      931

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds.
For the six months ended February 29, 2004, the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund had costs of $3,870, $2,403 and $2,004, respectively.

For the six months ended February 29,2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                 Delaware Tax-Free          Delaware Tax-Free
                               Missouri Insured Fund       Oregon Insured Fund
                               ---------------------       -------------------
                                      $2,453                     $11,241

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                 Delaware Tax-Free          Delaware Tax-Free
                               Missouri Insured Fund       Oregon Insured Fund
                               ---------------------       -------------------
Purchases                             $3,707,245                $2,613,040
Sales                                  3,121,691                   364,693

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                       Delaware Tax-Free      Delaware Tax-Free
                                     Missouri Insured Fund   Oregon Insured Fund
                                     ---------------------   -------------------
Cost of investments                       $51,238,004            $43,971,382
                                          -----------            -----------
Aggregate unrealized appreciation         $ 4,211,143            $ 3,222,406
Aggregate unrealized depreciation             (60,504)                (4,930)
                                          -----------            -----------
Net unrealized appreciation               $ 4,150,639            $ 3,217,476
                                          -----------            -----------

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and year ended August 31, 2003 was as follows:

                                 Delaware Tax-Free          Delaware Tax-Free
                               Missouri Insured Fund       Oregon Insured Fund
                               ---------------------      ---------------------
                               Six Months     Year        Six Months     Year
                                 Ended        Ended         Ended        Ended
                                2/29/04      8/31/03       2/29/04      8/31/03

Tax-exempt income              $1,130,454  $2,248,932      $911,086   $1,665,523

*Tax information for the six months ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis were as follows:

                                                       Delaware Tax-Free          Delaware Tax-Free
                                                     Missouri Insured Fund       Oregon Insured Fund
                                                     ---------------------      ---------------------
Shares of beneficial interest                             $ 50,753,132               $ 43,927,470
Distributions in excess of tax-exempt income                        --                         --
Capital loss carryforwards                                    (467,522)                  (458,726)
Net realized capital gains (losses) on investments              (1,704)                    10,663
Net unrealized appreciation of investments                   4,150,639                  3,217,477
                                                          ------------               ------------
Net assets                                                $ 54,434,545               $ 46,696,884
                                                          ============               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                               Delaware Tax-Free          Delaware Tax-Free
Year of expiration           Missouri Insured Fund       Oregon Insured Fund
--------------------         ---------------------      ---------------------
2004                                $279,740                   $162,740
2008                                 187,782                         --
2009                                      --                    217,063
2010                                      --                     78,923
                                    --------                   --------
Total                               $467,522                   $458,726
                                    ========                   ========

5. Capital Shares
Transactions in capital shares were as follows:

                                                   Delaware Tax-Free                    Delaware Tax-Free
                                                 Missouri Insured Fund                 Oregon Insured Fund
                                             ------------------------------       -----------------------------
                                               Six Months          Year            Six Months           Year
                                                 Ended             Ended              Ended             Ended
                                                2/29/04           8/31/03            2/29/04           8/31/03
Shares sold:
  Class A                                      267,611            506,831            298,470            644,131
  Class B                                       17,625             40,296             28,795            199,885
  Class C                                       17,607             59,018             66,409            303,936

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                       45,070             86,307             36,344             66,096
  Class B                                        7,344             16,310              7,944             16,553
  Class C                                        1,960              3,613              6,380              8,512
                                              --------           --------            -------           --------
                                               357,217            712,375            444,342          1,239,113
                                              --------           --------            -------           --------

Shares repurchased:
  Class A                                     (161,411)          (397,871)          (158,473)          (259,058)
  Class B                                     (150,890)          (217,615)           (97,926)          (179,667)
  Class C                                       (9,110)           (59,346)           (22,512)          (102,244)
                                              --------           --------            -------           --------
                                              (321,411)          (674,832)          (278,911)          (540,969)
                                              --------           --------            -------           --------
Net increase (decrease)                         35,806             37,543            165,431            698,144
                                              ========           ========            =======           ========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                        Six Months Ended                                Year Ended
                                                             2/29/04                                      8/31/03
                                        Class B Shares   Class A Shares     Value    Class B Shares    Class A Shares       Value
                                        --------------   --------------     -----    --------------    --------------       -----
Delaware Tax-Free Missouri Insured Fund    105,235           105,177     $1,135,820     126,971          126,971         $1,389,281
Delaware Tax-Free Oregon Insured Fund       32,867            32,896        346,251      80,709           80,756            860,427

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit And Market Risks
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                          Contact Information
Walter P. Babich                                Jude T. Driscoll                             Investment Manager
Board Chairman                                  Chairman                                     Delaware Management Company
Citadel Construction Corporation                Delaware Investments Family of Funds         Philadelphia, PA
King of Prussia, PA                             Philadelphia, PA
                                                                                             International Affiliate
John H. Durham                                  Joseph H. Hastings                           Delaware International Advisers Ltd.
Private Investor                                Executive Vice President and                 London, England
Gwynedd Valley, PA                              Chief Financial Officer
                                                Delaware Investments Family of Funds         National Distributor
Anthony D. Knerr                                Philadelphia, PA                             Delaware Distributors, L.P.
Managing Director                                                                            Philadelphia, PA
Anthony Knerr & Associates                      Richelle S. Maestro
New York, NY                                    Senior Vice President,                       Shareholder Servicing, Dividend
                                                Chief Legal Officer and Secretary            Disbursing and Transfer Agent
Ann R. Leven                                    Delaware Investments Family of Funds         Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer           Philadelphia, PA                             2005 Market Street
National Gallery of Art                                                                      Philadelphia, PA 19103-7094
Washington, DC                                  Michael P. Bishof
                                                Senior Vice President and Treasurer          For Shareholders
Thomas F. Madison                               Delaware Investments Family of Funds         800 523-1918
President and Chief Executive Officer           Philadelphia, PA
MLM Partners, Inc.                                                                           For Securities Dealers and Financial
Minneapolis, MN                                                                              Institutions Representatives Only
                                                                                             800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                        Web site
3M Corporation                                                                               www.delawareinvestments.com
St. Paul, MN



                                                --------------------------------------------------------------------------------
                                                A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                                http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                                http://www.sec.gov.; and beginning no later than August 31, 2004, information
                                                (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
                                                (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
                                                on the Commission's website at http://www.sec.gov.
                                                --------------------------------------------------------------------------------


(8619)                                                                                                            Printed in the USA
SA-CORN [2/04] IVES 4/04                                                                                                       J9623

ITEM 2.    CODE OF ETHICS

           Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)  (1)   Code of Ethics

           Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

           Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INVESTMENT TRUST

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Joseph H. Hastings
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By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    April 27, 2004